485BPOS		File Nos. 333-169265
Allianz Connections (VS10)		811-05618
		Class I.D. C000093406
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	29	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	523	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 29, 2019 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 29, 2019
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

SUPPLEMENT DATED APRIL 29, 2019
To the following variable annuity prospectuses:
ALLIANZ VISIONSM VARIABLE ANNUITY PROSPECTUS
Dated April 29, 2019 for contracts issued on or after April 29, 2013 and
Dated April 29, 2019 for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM VARIABLE ANNUITY PROSPECTUS
Dated April 29, 2019 for contracts issued on or after April 29, 2013 and
Dated April 29, 2019 for contracts issued from May 2, 2011 through April 26, 2013
ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY PROSPECTUS
Dated April 29, 2019 for contracts issued on or after April 29, 2013 and
Dated April 29, 2019 for contracts issued on or prior to April 26, 2013

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life® Variable Account B
and
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates information contained on the back cover of the prospectus and should be attached to the prospectus and retained for future reference.

For general customer service by email, please use this address: Contact.Us@allianzlife.com.

PRO-002-0519

PART A – PROSPECTUS
ALLIANZ ConnectionsSM VARIABLE ANNUITY CONTRACT issued from May 2, 2011 through April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers the following optional benefits for an additional charge.
Currently Available Benefit
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Previously Available Benefits
•	Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b. For Contracts issued from May 2, 2011 through April 27, 2012 this benefit is described in Appendix D.
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 30, 2012 through April 24, 2015 and is described in Appendix G.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from May 2, 2011 through October 16, 2016 and is described in Appendix H.
If you have the Quarterly Value Death Benefit, you must also have either Income Protector or either the previously available Income Focus or Investment Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit. If you select Income Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit and Income Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for Income Protector, please see the Rate Sheet Supplement. Please see Appendix I of this prospectus for information regarding the rates for previously available Income Protector riders issued before April 29, 2019.
All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability and financial strength of Allianz Life.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 29, 2019

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Versions of Optional Benefits That Are No Longer Available
The prospectus appendices include information on features, charges and available Investment Options for the following versions of benefits we no longer offer. The benefit version identifier, for example (07.12), is located in your rider.
The table below lists the optional benefits that were previously offered, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector, for example (05.11), is located in your rider. If you have questions about which version of the Allianz Connections optional benefits you have, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Appendix	Benefit Version Identifier	Available From	Available Through
D – Original Quarterly Value Death Benefit		May 2, 2011	April 27, 2012
E – Short Withdrawal Charge Option		May 2, 2011	July 23, 2012
F – No Withdrawal Charge Option		May 2, 2011	July 23, 2012
G – Income Focus	(05.12, 07.12)	April 30, 2012	April 24, 2015
H – Investment Protector	(01.11)	May 2, 2011	January 20, 2012
	(01.12)	January 23, 2012	July 6, 2012
	(07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	July 9, 2012	October 16, 2016
I – Income Protector	(05.11)	May 2, 2011	January 20, 2012
	(01.12)	January 23, 2012	April 27, 2012
	(05.12)	April 30, 2012	July 20, 2012
	(07.12)	July 23, 2012	October 12, 2012
	(10.12)	October 15, 2012	April 24, 2015
	(04.15, 04.16)	April 27, 2015	May 2, 2016
	(05.16, 06.16)	May 3, 2016	July 4, 2016
	(07.16, 08.16)	July 5, 2016	September 5, 2016
	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	(12.16)	December 6, 2017	January 2, 2017
	(01.17, 02.17)	January 3, 2017	March 6, 2017
	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18)	March 7, 2017	March 5, 2018
	(03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1)	March 6, 2018	April 28, 2019

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

If you select Income Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
All of the Investment Options listed below are available to a Contract without Income Protector. If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix H. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix K.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund(1)
AZL® MVP BlackRock Global Strategy Plus Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL MVP FusionSM Dynamic Balanced Fund(1)
AZL MVP FusionSM Dynamic Conservative Fund(1)
AZL MVP FusionSM Dynamic Moderate Fund(1)
AZL® MVP Growth Index Strategy Fund(1)
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(1)
AZL® MVP Moderate Index Strategy Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(1)BLACKROCK
AZL® Enhanced Bond Index Fund(1)
AZL® Government Money Market Fund(1)	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund(1)
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund(1)GATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio(1)
METWEST
AZL® MetWest Total Return Bond Fund(1)
MFS
MFS VIT Total Return Bond Portfolio(1)
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
PIMCO
PIMCO VIT Balanced Allocation Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio(1)
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio(1)
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund
(1)	These Investment Options are available with the current version of Income Protector.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include Income Protector or either the previously available Income Focus or Investment Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it is initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix I for the Annual Increase Percentage for previously available versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix G.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a, or Income Focus Payments under Income Focus as discussed in Appendix G.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under Income Focus as discussed in Appendix G.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2. There are restrictions on who can become a Covered Person.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix H. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix H also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix G.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix H. Appendix H also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix H. Appendix H also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix I for the Guarantee Years for previously available versions of Income Protector.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix G that is no longer available, has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix G. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age. The minimum exercise age for the Income Protector is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix I for the minimum exercise age for previously available versions of Income Protector.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix G. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix G. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it is initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix H that is no longer available, has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix F that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix I for the Payment Percentages table for previous versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits as discussed in section 11.b and Appendix D.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix D that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b requires selection of an Additional Required Benefit.
Rate Sheet Supplement – the supplement that must accompany this prospectus that contains the rates for the values used to calculate the benefits provided by Income Protector. The Rate Sheet Supplement has the rates for the Annual Increase Percentage, Guarantee Years, Payment Percentages table, and the minimum exercise age. Once these rates are established for your Contract, they will not change while your benefit is in effect. Historical Rate Sheet Supplements for Income Protector and Investment Protector can be found in Appendix B to the SAI.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix H.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix E that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under Investment Protector as discussed in Appendix H. If you selected Investment Protector at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under Investment Protector as discussed in Appendix H.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix G. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value as discussed in section 10.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Fee Tables
These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	0%
1	8.5%	7.5%	0%
2	7.5%	5.5%	0%
3	6.5%	3%	0%
4	5%	0%	0%
5	4%	0%	0%
6	3%	0%	0%
7 years or more	0%	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Contract Annual Expenses
	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits	5/2/2011 – 4/26/2013	1.15%
Base Contract with Quarterly Value Death Benefit(7)	5/2/2011 – 4/26/2013	1.45%
Base Contract with the Short Withdrawal Charge Option(8)	5/2/2011 – 7/23/2012	1.60%
Base Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit(7),(9)	5/2/2011 – 7/23/2012	1.90%
Base Contract with the No Withdrawal Charge Option	5/2/2011 – 7/23/2012	1.75%
Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit(7)	5/2/2011 – 7/23/2012	2.05%

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Currently Available Benefit	Rider Charge (as a percentage of the Benefit Base)
	Maximum	Current(10)
Income Protector
Single Lifetime Plus Payments	2.50%	1.40%
Joint Lifetime Plus Payments	2.75%	1.40%

Previously Available Benefits (Version Identifier)	Available Dates	Rider Charge
		Maximum			Current(10)
		Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 04.19v1)	1/3/2017 – 4/28/2019	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	10/15/2012 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Protector (07.12)	7/23/2012 – 10/12/2012	2.50%	2.75%	1.00%	1.00%
Income Protector (05.12)	4/30/2012 – 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	1/23/2012 – 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	5/2/2011 – 1/20/2012	2.50%	2.75%	1.40%	1.55%
Income Focus with Income Focus Payments (rider charge as a percentage of the Total Income Value)
Income Focus (05,12, 07.12)	4/30/2012 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Previously Available Benefit (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Current(10)
Investment Protector
Investment Protector (07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	1.35%
Investment Protector (01.12, 07.12)	1/23/2012 – 7/19/2013	2.50%	1.25%
Investment Protector (01.11)	5/2/2011 – 1/20/2012	2.50%	1.20%
(6)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge is 1.15% of the net asset value in the Annuity Phase. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	The Contract offered two different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix D describes the original Quarterly Value Death Benefit that was available from May 2, 2011 through April 27, 2012. The Quarterly Value Death Benefit described in section 11.b was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.
(8)	The M&E charge reduces to 1.15% on the fourth Contract Anniversary.
(9)	The M&E charge reduces to 1.45% on the fourth Contract Anniversary.
(10)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix G, and for Investment Protector see Appendix H.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2018, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(11) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	0.48%	2.07%
(11)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits. However, Income Protector is the only currently available optional benefit.
•	Figures in row a) are for the Base Contract with Quarterly Value Death Benefit and Income Protector with joint payments (8.5% declining withdrawal charge, 1.45% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row b) are for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (2.05% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row c) are for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge, and maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period. In this example the most expensive combination of benefits differs for each time period. In Year 1 it is row c), in Years 3 and 5 it is row a), and in Year 10 it is row b).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.07% (maximum Investment Option operating expense)	a)	$1,530	$2,833	$4,041	$7,372
	b)	$737	$2,244	$3,789	$7,769
	c)	$1,572	$2,754	$3,729	$7,699
0.48% (minimum Investment Option operating expense)	a)	$1,376	$2,391	$3,338	$6,159
	b)	$584	$1,811	$3,111	$6,645
	c)	$1,420	$2,319	$3,044	$6,545
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract). In this example the most expensive combination of benefits is for row b) in all time periods.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.07% (maximum Investment Option operating expense)	a)	N/A	$2,083	$3,541	$7,372
	b)	N/A	$2,244	$3,789	$7,769
	c)	N/A	$2,204	$3,729	$7,699
0.48% (minimum Investment Option operating expense)	a)	N/A	$1,641	$2,838	$6,159
	b)	N/A	$1,811	$3,111	$6,645
	c)	N/A	$1,769	$3,044	$6,545

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

3)	If you do not surrender your Contract. In this example the most expensive combination of benefits is for row b) in all time periods.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.07% (maximum Investment Option operating expense)	a)	$680	$2,083	$3,541	$7,372
	b)	$737	$2,244	$3,789	$7,769
	c)	$722	$2,204	$3,729	$7,699
0.48% (minimum Investment Option operating expense)	a)	$526	$1,641	$2,838	$6,159
	b)	$584	$1,811	$3,111	$6,645
	c)	$570	$1,769	$3,044	$6,545
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2018. See the SAI Appendix for condensed financial information regarding the December 31, 2018 AUVs for other charges.
• FOR CONTRACTS WITH THE PREVIOUSLY AVAILABLE INCOME FOCUS RIDER: In example 1 (if you surrender your Contract) the most expensive combination of benefits in Year 1 is for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge and a maximum rider charge of 2.95%). In example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 is for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments (2.05% M&E charge and a maximum rider charge of 2.95%). Please see Appendix J for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

1.  The Variable Annuity Contract
• The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Contract also offers the following optional benefits, for an additional charge.
Currently Available Benefit
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. The minimum exercise age for the currently available version of Income Protector is stated in the Rate Sheet Supplement. Appendix I contains information specific to previously available versions of this benefit.
Previously Available Benefits
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix D describes the original Quarterly Value Death Benefit available from May 2, 2011 through April 27, 2012.
•	The Short Withdrawal Charge Option (see Appendix E) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from May 2, 2011 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix F) eliminates the Base Contract’s withdrawal charge. It was only available at issue from May 2, 2011 through July 23, 2012. The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income (Income Focus and Income Protector) or an accumulation guarantee (Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
•	Income Focus (see Appendix G) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

•	Investment Protector (see Appendix H) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to have Investment Protector. Investment Protector was available from May 2, 2011 through October 16, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Income Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and later take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
• Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Income Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guarantee period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Beneficiary
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
• FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or the previously available Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit under Income Protector (Income Focus is no longer available), when lifetime payments can begin and the initial payment amount. When you select Income Protector, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). For Income Focus you made this choice when you selected the benefit. Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. For Income Protector, joint lifetime payments are not currently available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.

• Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
• For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• IF YOU HAVE INCOME PROTECTOR OR INCOME FOCUS: An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

3.  Purchase Payments
Purchase Payment Requirements
• For Contracts with the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not have Income Protector, or the previously available Income Focus or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you have Income Protector, or the previously available Income Focus or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have the previously available Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except those listed in Appendix K. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Income Focus’ Income Values, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
• For Contracts with the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus or Investment Protector. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
• For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.

4.  Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments , transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ
Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation	Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	Specialty	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP BlackRock Global Strategy Plus Fund	Specialty	High total investment return	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL BlackRock Global Allocation Fund (50%), AZL MSCI Global Equity Index Fund (20%) and AZL Enhanced Bond Index Fund (30%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Fusion Dynamic Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	Specialty	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Managenent, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal	Normally allocates approximately 60% to equity investments and approximately 40% to fixed income investments of U.S. and foreign companies.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
MORGAN STANLEY
Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation	Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix G – Income Focus, or Appendix H – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
• This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
• This program is not available if you have Income Protector, Income Focus or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59 1⁄2, withdrawals may be subject to a 10% additional federal tax.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.15%
Base Contract with Quarterly Value Death Benefit(2)	1.45%
(1)	Upon the death of the Owner, we continue to assess this M&E charge under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.15%.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.45% M&E charge and we reduce your annuity unit value for the 1.15% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you select Income Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge at the end of the last Business Day before each Quarterly Anniversary while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you take a Full Annuitization, we deduct the final rider charge before calculating Annuity Payments.
•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

	Rider Charge
	Maximum	Minimum	Current
Income Protector (as a percentage of the Benefit Base)
Single Lifetime Plus Payments	2.50%	0.50%	1.40%
Joint Lifetime Plus Payments	2.75%	0.50%	1.40%

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value . We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value  at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Please note that this example may differ from your actual results due to rounding.

• Rider charges for prior versions of Income Protector are included in Appendix I. Rider charges for the previously available Income Focus are included in Appendix G, and for the previously available Investment Protector are included in Appendix H.
Contract Maintenance Charge
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value for all Allianz Connections Contracts you own is at least $100,000 at the at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Allianz Connections Contracts by using the Owner’s social security number, and for non-individually owned Allianz Connections Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
Withdrawal Charge
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount Base Contract
0	8.5%
1	8.5%
2	7.5%
3	6.5%
4	5%
5	4%
6	3%
7 years or more	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value . We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. The total amount we withdraw from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or: $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $37,750 ($10,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $14,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or: $14,250 ÷ 0.915 = $15,574
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,574 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,574.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional

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appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– prior penalty-free withdrawals,
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
• Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before a Target Value Date (if you have Investment Protector);

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•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Ordinary income taxes and tax penalties may apply to any withdrawal you take.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Free Withdrawal Privilege
Each Contract Year, you can withdraw up to 10% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a

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withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
• The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. However, if your Contract Value is less than $25,000, we only make annual payments. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix G – Income Focus: Calculating Your Income Focus Payments.

• The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;

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•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Annuity Payments
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.

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Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Under Annuity Options 1, 3 and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel the Annuity Option that was elected and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option minus the total paid under the option. If the Owner is an individual we pay the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
• If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime

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Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization . We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full Annuitization , we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.
Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
• A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.b, Quarterly Value Death Benefit; for Contracts issued from May 2, 2011 through April 27, 2012, see Appendix D).

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The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• For Contracts with Income Protector or either the previously available Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.
Death of the Owner and/or Annuitant
The Appendix to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly

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Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.15% M&E charge. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.15% M&E charge.
Distribution must begin within one year of the date of the Owner’s death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.

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11.  Selection of Optional Benefits
Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Benefit
•	Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix I contains information specific to previously available versions of this benefit.

• Income Protector provides no payments before the minimum exercise age. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Previously Available Benefits
•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b, Quarterly Value Death Benefit. For Contracts issued from May 2, 2011 through April 27, 2012 this benefit is described in Appendix D.
•	Short Withdrawal Charge Option. This benefit shortens the Base Contract’s withdrawal charge period from seven to four years as described in Appendix E. It was only available at issue from May 2, 2011 through July 23, 2012.
•	No Withdrawal Charge Option. This benefit eliminates the Base Contract’s withdrawal charge as described in Appendix F. It was only available at issue from May 2, 2011 through July 23, 2012.
•	Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector’s Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix G. Income Focus was available from April 30, 2012 through April 24, 2015.
•	Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in Appendix H. Investment Protector was available from May 2, 2011 through October 16, 2016.
You can select Income Protector once on a Quarterly Anniversary during the Accumulation Phase (if available) before the older Covered Person reaches age 81. We reserve the right to stop offering Income Protector after the Issue Date. If you have the Quarterly Value Death Benefit, Short Withdrawal Charge Option or No Withdrawal Charge Option, you cannot remove any of these benefits from your Contract.
If your Contract was issued from April 30, 2012 through April 26, 2013 with the Quarterly Value Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector or either the previously available Income Focus or Investment Protector). If you remove an Additional Required Benefit without simultaneously replacing it, you keep any prior lock ins of quarterly investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
If you have an Additional Required Benefit, you can remove it subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing Income Focus in Appendix G, and Removing Investment Protector in Appendix H). You cannot re-select Income Protector in the future after you remove it from your Contract. Income Protector is the only currently available Additional Required Benefit.
Replacing Optional Benefits
If you have Investment Protector and would like to replace it with Income Protector, you can do so one time if you meet the age selection requirement, and Income Protector is available. If you replace Investment Protector with Income Protector, we require you to reallocate your Contract Value and change your future allocation instructions to comply with Income Protector’s Investment Option allocation and transfer restrictions. This is the only

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

replacement we allow. A replacement includes both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. Income Protector’s guarantees may be more or less than Investment Protector’s guarantees.
Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.20%, 1.25% or 1.30% of the Target Value as stated in Appendix H.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date subect to a $50 minimum and an annual limit of the initial amount. The initial amount is all payments received in the first Contract quarter.	We only accept additional Purchase Payments before the third rider anniversary subect to a $50 minimum and an annual limit of the initial amount. The initial amount is all payments received in the first Contract quarter.
Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in Appendix H.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will have paid for the benefit without receiving any of its advantages.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent Target Value Dates occur on every Future Anniversary stated in Appendix H.
What are the guaranteed values?	The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is the greater of the Quarterly Anniversary Value, or the Annual Increase. If selected at issue, the Annual Increase is initially equal to Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase during the Guarantee Years. If selected after issue, the Annual Increase is initially equal to the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase during the Guarantee Years. On Quarterly Anniversaries we reset the Annual Increase to equal the Contract Value if greater, and apply future quarterly simple interest to this reset value. The Lifetime Plus Payment Percentages, simple interest increase (Annual Increase Percentage) and Guarantee Years are stated in the Rate Sheet Supplement.	The Target Value is equal to the greater of the highest Contract Anniversary value (Rider Anniversary Value) multiplied by the Guarantee Percentage stated in Appendix H, or the total Purchase Payments adjusted for withdrawals if selected at issue, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments if selected after issue. It is guaranteed to be available on the last Business Day before each Target Value Date.

11.a  Income Protector
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages. In addition, before Lifetime Plus Payments begin you are paying for a benefit that you are not currently using.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
Please discuss Income Protector’s appropriateness with your Financial Professional and tax adviser.
Selecting Income Protector
You can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81 if available as described in the Note below. Covered Person(s) are discussed in section 2.
You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
• You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
• You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
• Income Protector is not available if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract.
You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined at the end of the last Business Day before the Benefit Date ,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary , the Annual Increase is equal to:
a + (b x (c – d))

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Where:
a	=	The Annual Increase at the end of the prior Business Day.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four.
c	=	The Increase Base at the end of the prior Business Day.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Rate Sheet Supplement
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. These values may change from time to time and will be reflected in an amended Rate Sheet Supplement filed on EDGAR at www.sec.gov under File Number 333-169265. The Rate Sheet Supplement currently in effect can also be found on our website at www.allianzlife.com/connectionsrates. You should not select Income Protector without first obtaining the current Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. If you select Income Protector at issue, we will send you a copy of the Rate Sheet Supplement for the rider when we issue the Contract. If you select Income Protector after the Issue Date, the Rate Sheet Supplement will be delivered to you with the rider. For previously available Income Protector riders issued before April 29, 2019, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix I. Historical Rate Sheet Supplements for Income Protector can be found in Appendix B to the SAI.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
• The available Investment Options for previous versions of Income Protector are listed in Appendix I.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

11.b  Quarterly Value Death Benefit
We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit is no longer available. The benefit described in this section was only available at issue from April 30, 2012 through April 26, 2013. Please see Appendix D for information on the previous version of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
• If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Quarterly Value Death Benefit to end.

12.  Taxes
This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Qualified and Non-Qualified Contracts
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70 1⁄2.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.  Other Information
Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
Status Pursuant To Securities Exchange Act Of 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

14.  Privacy Notice
Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. You may write to us and ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address above. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the address above, or contact us via the secured website.
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-8/2017)

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

15  Table of Contents of the SAI
Allianz Life	3
Experts	3
Legal Opinions	4
Distributor	4
Administrative Service Fees	4
Federal Tax Status	4
Annuity Contracts in General	5
Taxation of Annuities in General	5
Qualified Contracts	5
Purchasing a Qualified Contract	7
Distributions Qualified Contracts	7
Distributions Non-Qualified Contracts	8
Required Distributions	9
Diversification	9
Owner Control	9
Contracts Owned by Non-Individuals	10
Annuity Purchases by Nonresident Aliens and Foreign Corporations	10
Income Tax Withholding	10
Multiple Contracts	10
Partial 1035 Exchanges	10
Assignments, Pledges and Gratuitous Transfers	10
Death Benefits	11
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	11
Federal Estate Taxes	11
Generation-Skipping Transfer Tax	11
Foreign Tax Credits	11
Possible Tax Law Changes	11
Annuity Payments	12
Annuity Payment Options	12
Annuity Units/Calculating Variable Annuity Payments	14
Financial Statements	15
Appendix A – Death of the Owner and/or Annuitant	16
Appendix B – Historic Rate Sheet Supplements	19
Appendix C – Condensed Financial Information	23

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	.98	.06	1.99
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.05	–	.65
AZL Government Money Market Fund(1)	.35	.25	–	.28	–	.88
AZL International Index Fund	.35	.25	–	.10	–	.70
AZL Mid Cap Index Fund	.25	.25	–	.06	–	.56
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.18	–	1.28
AZL MSCI Global Equity Index Fund	.70	.25	–	.19	–	1.14
AZL Russell 1000 Growth Index Fund	.44	.25	–	.06	–	.75
AZL Russell 1000 Value Index Fund	.44	.25	–	.06	–	.75
AZL S&P 500 Index Fund – Class 2.17		.25	–	.06	–	.48
AZL Small Cap Stock Index Fund	.26	.25	–	.07	–	.58
BlackRock Global Allocation V.I. Fund – Class 3.63		.25	–	.26	.01	1.15
DAVIS
Davis VA Financial Portfolio	.55	–	–	.14	–	.69
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.06	–	.91
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.06	–	1.01
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.06	–	.81
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.43	.93
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.49	.99
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.03	.03	.86
Franklin Income VIP Fund – Class 2.46		.25	–	.01	.02	.74
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.03	.01	.97
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.03	–	.75
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.10	.09	.90
Templeton Growth VIP Fund – Class 2.79		.25	–	.04	–	1.08
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.19	–	.84
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.06	–	.91
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund(2)	.90	.25	–	.12	–	1.27

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix A

Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.99	1.565
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.08	.03	.97
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	1.03	.15	2.07
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.15	–	1.15
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.01	–	1.01
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.09	–	.99
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.05	–	.76
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.06	.21	1.37
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.03	–	.78
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.36	–	.985
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.77	–	1.42
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.05	–	.91
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.26	–	.91
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	.01	1.06
(1)	Other Expenses for the AZL Government Money Market Fund include recoupment of prior waived fees in the amount of 0.24%. The Manager has voluntarily undertaken to waive, reimburse, or pay the Fund’s expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The recoupment of prior waived fees reflects the recoupment of amounts previously waived, reimbursed, or paid by the Manager under this arrangement. Such recoupments are subject to the following limitations: (1) the repayments will not cause the Fund’s net investment income to fall below 0.00%; (2) the repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place; and (3) any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%. See the Investment Option prospectus for further information.
(2)	Other Expenses for the AZL Morgan Stanley Global Real Estate Fund include recoupment of prior waived fees in the amount of .01%. See the Investment Option prospectus for further information.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix A

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.60	.68
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.89	.96
AZL Moderate Index Strategy Fund	.40	–	.02	.42	.59	1.01
AZL MVP Balanced Index Strategy Fund	.10	–	.03	.13	.57	.70
AZL MVP BlackRock Global Strategy Plus Fund	.10	–	.59	.69	.31	1.00
AZL MVP DFA Multi-Strategy Fund	.20	–	.09	.29	.84	1.13
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.04	.14	.67	.81
AZL MVP Fusion Dynamic Balanced Fund	.20	–	.02	.22	.72	.94
AZL MVP Fusion Dynamic Conservative Fund	.20	–	.04	.24	.72	.96
AZL MVP Fusion Dynamic Moderate Fund	.20	–	.02	.22	.73	.95
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.55	.67
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.57	.70
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.75	.87

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix A

Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2018 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.15%
Base Contract with Quarterly Value Death Benefit	1.45%
(Number of Accumulation Units in thousands)
M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2011	10.967	11.103	284.00	12/31/2011	10.927	11.030	81.00
12/31/2012	11.103	12.105	345.00	12/31/2012	11.030	11.989	116.00
12/31/2013	12.105	13.513	331.00	12/31/2013	11.989	13.344	121.00
12/31/2014	13.513	14.176	339.00	12/31/2014	13.344	13.957	118.00
12/31/2015	14.176	14.015	366.00	12/31/2015	13.957	13.757	173.00
12/31/2016	14.015	14.791	293.00	12/31/2016	13.757	14.475	154.00
12/31/2017	14.791	16.304	276.00	12/31/2017	14.475	15.908	143.00
12/31/2018	16.304	15.413	252.00	12/31/2018	15.908	14.994	127.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.934	0.00	12/31/2017	N/A	9.854	0.00
12/31/2018	9.934	9.935	2.00	12/31/2018	9.854	9.825	0.00
AZL DFA Multi-Strategy Fund
12/31/2011	11.292	11.165	954.00	12/31/2011	11.252	11.092	223.00
12/31/2012	11.165	12.507	1099.00	12/31/2012	11.092	12.388	246.00
12/31/2013	12.507	14.970	1187.00	12/31/2013	12.388	14.783	258.00
12/31/2014	14.970	15.764	1270.00	12/31/2014	14.783	15.521	252.00
12/31/2015	15.764	15.480	1307.00	12/31/2015	15.521	15.195	334.00
12/31/2016	15.480	16.730	1216.00	12/31/2016	15.195	16.373	296.00
12/31/2017	16.730	18.638	1133.00	12/31/2017	16.373	18.185	285.00
12/31/2018	18.638	17.335	1014.00	12/31/2018	18.185	16.864	231.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.445	0.00	12/31/2014	N/A	11.258	0.00
12/31/2015	11.445	11.340	10.00	12/31/2015	11.258	11.122	7.00
12/31/2016	11.340	11.466	33.00	12/31/2016	11.122	11.212	19.00
12/31/2017	11.466	11.676	36.00	12/31/2017	11.212	11.383	16.00
12/31/2018	11.676	11.475	34.00	12/31/2018	11.383	11.153	16.00
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2011	11.119	10.790	341.00	12/31/2011	11.079	10.719	49.00
12/31/2012	10.790	12.243	490.00	12/31/2012	10.719	12.126	73.00
12/31/2013	12.243	14.296	494.00	12/31/2013	12.126	14.117	83.00
12/31/2014	14.296	14.435	458.00	12/31/2014	14.117	14.211	85.00
12/31/2015	14.435	13.490	486.00	12/31/2015	14.211	13.242	90.00
12/31/2016	13.490	14.205	399.00	12/31/2016	13.242	13.902	71.00
12/31/2017	14.205	15.604	372.00	12/31/2017	13.902	15.225	67.00
12/31/2018	15.604	15.113	300.00	12/31/2018	15.225	14.702	53.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.023	25.00	12/31/2012	N/A	10.014	4.00
12/31/2013	10.023	9.691	53.00	12/31/2013	10.014	9.653	7.00
12/31/2014	9.691	10.095	63.00	12/31/2014	9.653	10.025	6.00
12/31/2015	10.095	9.890	78.00	12/31/2015	10.025	9.792	14.00
12/31/2016	9.890	10.316	85.00	12/31/2016	9.792	10.183	16.00
12/31/2017	10.316	10.634	120.00	12/31/2017	10.183	10.466	16.00
12/31/2018	10.634	10.380	104.00	12/31/2018	10.466	10.185	17.00
AZL Gateway Fund
12/31/2011	10.119	10.310	36.00	12/31/2011	10.099	10.258	7.00
12/31/2012	10.310	10.615	59.00	12/31/2012	10.258	10.530	16.00
12/31/2013	10.615	11.379	69.00	12/31/2013	10.530	11.254	18.00
12/31/2014	11.379	11.596	84.00	12/31/2014	11.254	11.435	17.00
12/31/2015	11.596	11.690	90.00	12/31/2015	11.435	11.493	23.00
12/31/2016	11.690	12.116	81.00	12/31/2016	11.493	11.875	15.00
12/31/2017	12.116	13.111	71.00	12/31/2017	11.875	12.812	12.00
12/31/2018	13.111	12.357	60.00	12/31/2018	12.812	12.040	12.00
AZL Government Money Market Fund
12/31/2011	11.256	11.127	502.00	12/31/2011	10.893	10.736	205.00
12/31/2012	11.127	11.000	582.00	12/31/2012	10.736	10.581	230.00
12/31/2013	11.000	10.874	377.00	12/31/2013	10.581	10.429	183.00
12/31/2014	10.874	10.750	222.00	12/31/2014	10.429	10.280	93.00
12/31/2015	10.750	10.628	213.00	12/31/2015	10.280	10.132	106.00
12/31/2016	10.628	10.507	382.00	12/31/2016	10.132	9.987	108.00
12/31/2017	10.507	10.393	279.00	12/31/2017	9.987	9.849	77.00
12/31/2018	10.393	10.378	383.00	12/31/2018	9.849	9.805	57.00
AZL International Index Fund
12/31/2011	10.341	8.917	57.00	12/31/2011	10.304	8.858	5.00
12/31/2012	8.917	10.404	169.00	12/31/2012	8.858	10.305	29.00
12/31/2013	10.404	12.482	198.00	12/31/2013	10.305	12.325	52.00
12/31/2014	12.482	11.576	195.00	12/31/2014	12.325	11.397	53.00
12/31/2015	11.576	11.285	195.00	12/31/2015	11.397	11.077	56.00
12/31/2016	11.285	11.197	352.00	12/31/2016	11.077	10.958	119.00
12/31/2017	11.197	13.811	301.00	12/31/2017	10.958	13.475	99.00
12/31/2018	13.811	11.735	276.00	12/31/2018	13.475	11.415	81.00
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.921	6.00	12/31/2015	N/A	9.888	9.00
12/31/2016	9.921	10.034	23.00	12/31/2016	9.888	9.970	23.00
12/31/2017	10.034	10.230	35.00	12/31/2017	9.970	10.135	23.00
12/31/2018	10.230	10.091	36.00	12/31/2018	10.135	9.967	27.00
AZL Mid Cap Index Fund
12/31/2011	10.688	10.321	73.00	12/31/2011	10.667	10.270	9.00
12/31/2012	10.321	11.959	194.00	12/31/2012	10.270	11.864	38.00
12/31/2013	11.959	15.690	242.00	12/31/2013	11.864	15.518	50.00
12/31/2014	15.690	16.939	216.00	12/31/2014	15.518	16.703	54.00
12/31/2015	16.939	16.298	204.00	12/31/2015	16.703	16.023	53.00
12/31/2016	16.298	19.257	382.00	12/31/2016	16.023	18.875	122.00
12/31/2017	19.257	22.055	343.00	12/31/2017	18.875	21.553	98.00
12/31/2018	22.055	19.328	276.00	12/31/2018	21.553	18.831	86.00
AZL Moderate Index Strategy Fund
12/31/2011	13.066	12.635	143.00	12/31/2011	12.807	12.348	32.00
12/31/2012	12.635	13.978	206.00	12/31/2012	12.348	13.618	44.00
12/31/2013	13.978	17.226	273.00	12/31/2013	13.618	16.733	47.00
12/31/2014	17.226	18.477	262.00	12/31/2014	16.733	17.894	53.00
12/31/2015	18.477	17.814	345.00	12/31/2015	17.894	17.201	120.00
12/31/2016	17.814	19.180	329.00	12/31/2016	17.201	18.464	103.00
12/31/2017	19.180	21.483	320.00	12/31/2017	18.464	20.619	104.00
12/31/2018	21.483	20.137	343.00	12/31/2018	20.619	19.270	114.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Morgan Stanley Global Real Estate Fund
12/31/2011	9.662	8.603	36.00	12/31/2011	9.528	8.457	30.00
12/31/2012	8.603	11.043	33.00	12/31/2012	8.457	10.823	28.00
12/31/2013	11.043	11.246	30.00	12/31/2013	10.823	10.990	26.00
12/31/2014	11.246	12.649	19.00	12/31/2014	10.990	12.323	21.00
12/31/2015	12.649	12.336	16.00	12/31/2015	12.323	11.983	17.00
12/31/2016	12.336	12.578	14.00	12/31/2016	11.983	12.181	17.00
12/31/2017	12.578	13.643	12.00	12/31/2017	12.181	13.173	6.00
12/31/2018	13.643	12.398	6.00	12/31/2018	13.173	11.935	5.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2011	12.126	9.917	90.00	12/31/2011	11.957	9.750	24.00
12/31/2012	9.917	11.866	84.00	12/31/2012	9.750	11.631	25.00
12/31/2013	11.866	11.484	71.00	12/31/2013	11.631	11.223	25.00
12/31/2014	11.484	10.761	56.00	12/31/2014	11.223	10.484	18.00
12/31/2015	10.761	9.267	53.00	12/31/2015	10.484	9.002	16.00
12/31/2016	9.267	10.067	45.00	12/31/2016	9.002	9.750	16.00
12/31/2017	10.067	13.598	34.00	12/31/2017	9.750	13.129	9.00
12/31/2018	13.598	11.363	29.00	12/31/2018	13.129	10.939	9.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	16.005	2.00	12/31/2014	N/A	15.734	0.00
12/31/2015	16.005	13.833	4.00	12/31/2015	15.734	13.559	0.00
12/31/2016	13.833	13.548	5.00	12/31/2016	13.559	13.240	0.00
12/31/2017	13.548	16.364	12.00	12/31/2017	13.240	15.944	0.00
12/31/2018	16.364	14.730	11.00	12/31/2018	15.944	14.308	0.00
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.729	305.00	12/31/2012	N/A	10.697	46.00
12/31/2013	10.729	11.938	469.00	12/31/2013	10.697	11.867	100.00
12/31/2014	11.938	12.520	482.00	12/31/2014	11.867	12.409	100.00
12/31/2015	12.520	12.349	441.00	12/31/2015	12.409	12.203	98.00
12/31/2016	12.349	13.015	454.00	12/31/2016	12.203	12.822	118.00
12/31/2017	13.015	14.334	496.00	12/31/2017	12.822	14.079	116.00
12/31/2018	14.334	13.539	458.00	12/31/2018	14.079	13.259	111.00
AZL MVP BlackRock Global Strategy Plus Fund
12/31/2012	N/A	10.552	2001.00	12/31/2012	N/A	10.521	307.00
12/31/2013	10.552	11.900	2838.00	12/31/2013	10.521	11.830	398.00
12/31/2014	11.900	12.001	2696.00	12/31/2014	11.830	11.894	400.00
12/31/2015	12.001	11.686	2628.00	12/31/2015	11.894	11.548	395.00
12/31/2016	11.686	11.949	2652.00	12/31/2016	11.548	11.772	534.00
12/31/2017	11.949	13.165	2391.00	12/31/2017	11.772	12.931	513.00
12/31/2018	13.165	12.262	2177.00	12/31/2018	12.931	12.008	481.00
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.425	9.00	12/31/2015	N/A	9.406	2.00
12/31/2016	9.425	10.161	47.00	12/31/2016	9.406	10.110	3.00
12/31/2017	10.161	11.306	73.00	12/31/2017	10.110	11.215	3.00
12/31/2018	11.306	10.480	90.00	12/31/2018	11.215	10.365	23.00
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.604	348.00	12/31/2012	N/A	10.583	72.00
12/31/2013	10.604	12.348	581.00	12/31/2013	10.583	12.286	111.00
12/31/2014	12.348	12.491	686.00	12/31/2014	12.286	12.391	113.00
12/31/2015	12.491	11.581	661.00	12/31/2015	12.391	11.454	102.00
12/31/2016	11.581	11.543	589.00	12/31/2016	11.454	11.382	90.00
12/31/2017	11.543	12.658	511.00	12/31/2017	11.382	12.445	88.00
12/31/2018	12.658	12.246	467.00	12/31/2018	12.445	12.002	70.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
12/31/2011	12.038	11.793	398.00	12/31/2011	11.835	11.559	145.00
12/31/2012	11.793	12.986	488.00	12/31/2012	11.559	12.690	182.00
12/31/2013	12.986	14.308	1031.00	12/31/2013	12.690	13.940	307.00
12/31/2014	14.308	14.793	928.00	12/31/2014	13.940	14.370	290.00
12/31/2015	14.793	14.368	984.00	12/31/2015	14.370	13.914	342.00
12/31/2016	14.368	15.045	967.00	12/31/2016	13.914	14.527	333.00
12/31/2017	15.045	16.692	871.00	12/31/2017	14.527	16.069	302.00
12/31/2018	16.692	15.609	794.00	12/31/2018	16.069	14.981	256.00
AZL MVP Fusion Dynamic Conservative Fund
12/31/2011	11.144	11.087	177.00	12/31/2011	11.104	11.015	39.00
12/31/2012	11.087	12.195	214.00	12/31/2012	11.015	12.079	86.00
12/31/2013	12.195	13.016	249.00	12/31/2013	12.079	12.853	53.00
12/31/2014	13.016	13.485	237.00	12/31/2014	12.853	13.277	57.00
12/31/2015	13.485	13.228	295.00	12/31/2015	13.277	12.984	60.00
12/31/2016	13.228	13.772	284.00	12/31/2016	12.984	13.478	71.00
12/31/2017	13.772	14.882	244.00	12/31/2017	13.478	14.521	48.00
12/31/2018	14.882	14.160	221.00	12/31/2018	14.521	13.774	31.00
AZL MVP Fusion Dynamic Moderate Fund
12/31/2011	11.724	11.261	1115.00	12/31/2011	11.526	11.038	348.00
12/31/2012	11.261	12.527	1347.00	12/31/2012	11.038	12.242	397.00
12/31/2013	12.527	14.262	3102.00	12/31/2013	12.242	13.896	931.00
12/31/2014	14.262	14.697	2903.00	12/31/2014	13.896	14.276	910.00
12/31/2015	14.697	14.221	3018.00	12/31/2015	14.276	13.773	859.00
12/31/2016	14.221	14.723	2832.00	12/31/2016	13.773	14.216	871.00
12/31/2017	14.723	16.590	2661.00	12/31/2017	14.216	15.971	843.00
12/31/2018	16.590	15.339	2515.00	12/31/2018	15.971	14.722	786.00
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.974	1437.00	12/31/2012	N/A	10.942	314.00
12/31/2013	10.974	13.110	2323.00	12/31/2013	10.942	13.033	525.00
12/31/2014	13.110	13.799	2400.00	12/31/2014	13.033	13.677	562.00
12/31/2015	13.799	13.532	2572.00	12/31/2015	13.677	13.372	553.00
12/31/2016	13.532	14.287	2788.00	12/31/2016	13.372	14.075	878.00
12/31/2017	14.287	16.378	2717.00	12/31/2017	14.075	16.087	877.00
12/31/2018	16.378	15.146	2626.00	12/31/2018	16.087	14.832	922.00
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.767	466.00	12/31/2012	N/A	10.736	120.00
12/31/2013	10.767	13.186	764.00	12/31/2013	10.736	13.108	156.00
12/31/2014	13.186	14.133	805.00	12/31/2014	13.108	14.007	160.00
12/31/2015	14.133	13.522	763.00	12/31/2015	14.007	13.362	175.00
12/31/2016	13.522	14.094	837.00	12/31/2016	13.362	13.885	206.00
12/31/2017	14.094	15.775	800.00	12/31/2017	13.885	15.494	202.00
12/31/2018	15.775	14.773	789.00	12/31/2018	15.494	14.467	201.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.995	250.00	12/31/2014	N/A	10.963	53.00
12/31/2015	10.995	11.321	586.00	12/31/2015	10.963	11.254	88.00
12/31/2016	11.321	12.044	1193.00	12/31/2016	11.254	11.937	151.00
12/31/2017	12.044	13.599	1161.00	12/31/2017	11.937	13.438	120.00
12/31/2018	13.599	13.218	1214.00	12/31/2018	13.438	13.022	136.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.985	0.00	12/31/2014	N/A	17.735	2.00
12/31/2015	17.985	18.644	10.00	12/31/2015	17.735	18.329	3.00
12/31/2016	18.644	19.615	214.00	12/31/2016	18.329	19.226	118.00
12/31/2017	19.615	24.994	177.00	12/31/2017	19.226	24.425	96.00
12/31/2018	24.994	24.177	138.00	12/31/2018	24.425	23.556	76.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	17.125	1.00	12/31/2014	N/A	16.887	3.00
12/31/2015	17.125	16.181	1.00	12/31/2015	16.887	15.908	7.00
12/31/2016	16.181	18.579	155.00	12/31/2016	15.908	18.211	67.00
12/31/2017	18.579	20.759	127.00	12/31/2017	18.211	20.286	50.00
12/31/2018	20.759	18.731	100.00	12/31/2018	20.286	18.249	40.00
AZL S&P 500 Index Fund
12/31/2011	8.568	8.602	162.00	12/31/2011	8.474	8.482	35.00
12/31/2012	8.602	9.814	391.00	12/31/2012	8.482	9.648	78.00
12/31/2013	9.814	12.773	450.00	12/31/2013	9.648	12.519	103.00
12/31/2014	12.773	14.283	404.00	12/31/2014	12.519	13.958	95.00
12/31/2015	14.283	14.254	383.00	12/31/2015	13.958	13.887	116.00
12/31/2016	14.254	15.704	476.00	12/31/2016	13.887	15.255	157.00
12/31/2017	15.704	18.841	408.00	12/31/2017	15.255	18.247	165.00
12/31/2018	18.841	17.723	328.00	12/31/2018	18.247	17.113	134.00
AZL Small Cap Stock Index Fund
12/31/2011	9.767	9.684	81.00	12/31/2011	9.660	9.549	13.00
12/31/2012	9.684	11.086	152.00	12/31/2012	9.549	10.899	30.00
12/31/2013	11.086	15.411	104.00	12/31/2013	10.899	15.105	27.00
12/31/2014	15.411	16.032	89.00	12/31/2014	15.105	15.667	26.00
12/31/2015	16.032	15.453	61.00	12/31/2015	15.667	15.056	21.00
12/31/2016	15.453	19.204	115.00	12/31/2016	15.056	18.655	55.00
12/31/2017	19.204	21.405	107.00	12/31/2017	18.655	20.730	46.00
12/31/2018	21.405	19.270	82.00	12/31/2018	20.730	18.606	34.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2011	11.687	11.068	48.00	12/31/2011	11.370	10.736	30.00
12/31/2012	11.068	12.290	152.00	12/31/2012	10.736	11.885	61.00
12/31/2013	12.290	15.787	190.00	12/31/2013	11.885	15.221	105.00
12/31/2014	15.787	17.444	177.00	12/31/2014	15.221	16.768	104.00
12/31/2015	17.444	18.118	198.00	12/31/2015	16.768	17.364	85.00
12/31/2016	18.118	19.315	168.00	12/31/2016	17.364	18.455	88.00
12/31/2017	19.315	21.966	139.00	12/31/2017	18.455	20.926	80.00
12/31/2018	21.966	21.796	114.00	12/31/2018	20.926	20.701	67.00
BlackRock Global Allocation V.I. Fund
12/31/2011	10.289	9.801	2373.00	12/31/2011	10.207	9.694	286.00
12/31/2012	9.801	10.654	3117.00	12/31/2012	9.694	10.506	460.00
12/31/2013	10.654	12.051	3204.00	12/31/2013	10.506	11.847	455.00
12/31/2014	12.051	12.143	3051.00	12/31/2014	11.847	11.902	430.00
12/31/2015	12.143	11.884	3300.00	12/31/2015	11.902	11.614	569.00
12/31/2016	11.884	12.195	3015.00	12/31/2016	11.614	11.882	467.00
12/31/2017	12.195	13.709	2732.00	12/31/2017	11.882	13.317	417.00
12/31/2018	13.709	12.524	2364.00	12/31/2018	13.317	12.129	324.00
Davis VA Financial Portfolio
12/31/2011	13.125	11.942	0.00	12/31/2011	12.702	11.523	1.00
12/31/2012	11.942	14.028	0.00	12/31/2012	11.523	13.494	1.00
12/31/2013	14.028	18.203	0.00	12/31/2013	13.494	17.458	1.00
12/31/2014	18.203	20.306	0.00	12/31/2014	17.458	19.417	1.00
12/31/2015	20.306	20.477	0.00	12/31/2015	19.417	19.521	1.00
12/31/2016	20.477	23.127	0.00	12/31/2016	19.521	21.982	0.00
12/31/2017	23.127	27.761	0.00	12/31/2017	21.982	26.307	0.00
12/31/2018	27.761	24.513	0.00	12/31/2018	26.307	23.160	0.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	10.887	10.935	20.00	12/31/2011	10.735	10.749	5.00
12/31/2012	10.935	11.904	26.00	12/31/2012	10.749	11.666	9.00
12/31/2013	11.904	13.493	25.00	12/31/2013	11.666	13.184	45.00
12/31/2014	13.493	13.999	26.00	12/31/2014	13.184	13.637	40.00
12/31/2015	13.999	13.836	26.00	12/31/2015	13.637	13.439	38.00
12/31/2016	13.836	14.236	27.00	12/31/2016	13.439	13.785	36.00
12/31/2017	14.236	16.078	22.00	12/31/2017	13.785	15.523	26.00
12/31/2018	16.078	15.039	18.00	12/31/2018	15.523	14.476	18.00
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	9.839	9.797	122.00	12/31/2011	9.741	9.670	36.00
12/31/2012	9.797	10.795	144.00	12/31/2012	9.670	10.622	49.00
12/31/2013	10.795	12.634	149.00	12/31/2013	10.622	12.395	47.00
12/31/2014	12.634	13.146	140.00	12/31/2014	12.395	12.859	44.00
12/31/2015	13.146	13.031	168.00	12/31/2015	12.859	12.708	29.00
12/31/2016	13.031	13.481	173.00	12/31/2016	12.708	13.107	27.00
12/31/2017	13.481	15.561	157.00	12/31/2017	13.107	15.084	23.00
12/31/2018	15.561	14.380	127.00	12/31/2018	15.084	13.898	6.00
Franklin Allocation VIP Fund
12/31/2011	8.236	8.017	32.00	12/31/2011	8.150	7.909	51.00
12/31/2012	8.017	9.140	33.00	12/31/2012	7.909	8.990	55.00
12/31/2013	9.140	11.183	23.00	12/31/2013	8.990	10.967	52.00
12/31/2014	11.183	11.370	17.00	12/31/2014	10.967	11.117	50.00
12/31/2015	11.370	10.541	11.00	12/31/2015	11.117	10.276	49.00
12/31/2016	10.541	11.794	11.00	12/31/2016	10.276	11.463	43.00
12/31/2017	11.794	13.057	15.00	12/31/2017	11.463	12.652	7.00
12/31/2018	13.057	11.661	13.00	12/31/2018	12.652	11.266	6.00
Franklin Income VIP Fund
12/31/2011	51.541	52.168	95.00	12/31/2011	48.280	48.722	24.00
12/31/2012	52.168	58.092	337.00	12/31/2012	48.722	54.092	63.00
12/31/2013	58.092	65.434	429.00	12/31/2013	54.092	60.745	68.00
12/31/2014	65.434	67.672	409.00	12/31/2014	60.745	62.634	60.00
12/31/2015	67.672	62.179	419.00	12/31/2015	62.634	57.378	75.00
12/31/2016	62.179	70.087	399.00	12/31/2016	57.378	64.482	66.00
12/31/2017	70.087	75.990	382.00	12/31/2017	64.482	69.704	62.00
12/31/2018	75.990	71.884	324.00	12/31/2018	69.704	65.738	55.00
Franklin Mutual Shares VIP Fund
12/31/2011	21.145	20.686	44.00	12/31/2011	20.266	19.767	32.00
12/31/2012	20.686	23.361	84.00	12/31/2012	19.767	22.255	51.00
12/31/2013	23.361	29.620	124.00	12/31/2013	22.255	28.134	47.00
12/31/2014	29.620	31.367	115.00	12/31/2014	28.134	29.703	41.00
12/31/2015	31.367	29.477	104.00	12/31/2015	29.703	27.831	39.00
12/31/2016	29.477	33.820	80.00	12/31/2016	27.831	31.835	36.00
12/31/2017	33.820	36.225	73.00	12/31/2017	31.835	33.997	32.00
12/31/2018	36.225	32.562	58.00	12/31/2018	33.997	30.467	28.00
Franklin U.S. Government Securities VIP Fund
12/31/2011	30.174	31.524	28.00	12/31/2011	28.265	29.442	10.00
12/31/2012	31.524	31.750	76.00	12/31/2012	29.442	29.563	29.00
12/31/2013	31.750	30.684	92.00	12/31/2013	29.563	28.485	35.00
12/31/2014	30.684	31.360	85.00	12/31/2014	28.485	29.025	35.00
12/31/2015	31.360	31.148	113.00	12/31/2015	29.025	28.743	38.00
12/31/2016	31.148	30.996	132.00	12/31/2016	28.743	28.517	42.00
12/31/2017	30.996	31.053	133.00	12/31/2017	28.517	28.484	40.00
12/31/2018	31.053	30.800	116.00	12/31/2018	28.484	28.167	31.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.787	0.00	12/31/2014	N/A	13.445	0.00
12/31/2015	13.787	13.747	0.00	12/31/2015	13.445	13.366	4.00
12/31/2016	13.747	13.840	5.00	12/31/2016	13.366	13.415	5.00
12/31/2017	13.840	14.134	8.00	12/31/2017	13.415	13.659	5.00
12/31/2018	14.134	13.940	6.00	12/31/2018	13.659	13.431	5.00
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	18.416	15.00	12/31/2014	N/A	17.622	6.00
12/31/2015	18.416	18.100	28.00	12/31/2015	17.622	17.268	13.00
12/31/2016	18.100	18.610	44.00	12/31/2016	17.268	17.701	24.00
12/31/2017	18.610	19.168	45.00	12/31/2017	17.701	18.177	28.00
12/31/2018	19.168	18.696	44.00	12/31/2018	18.177	17.676	30.00
PIMCO VIT All Asset Portfolio
12/31/2011	15.474	15.597	158.00	12/31/2011	15.167	15.242	24.00
12/31/2012	15.597	17.722	595.00	12/31/2012	15.242	17.266	156.00
12/31/2013	17.722	17.567	691.00	12/31/2013	17.266	17.064	181.00
12/31/2014	17.567	17.448	671.00	12/31/2014	17.064	16.898	161.00
12/31/2015	17.448	15.699	640.00	12/31/2015	16.898	15.158	140.00
12/31/2016	15.699	17.526	599.00	12/31/2016	15.158	16.872	125.00
12/31/2017	17.526	19.672	550.00	12/31/2017	16.872	18.881	116.00
12/31/2018	19.672	18.394	500.00	12/31/2018	18.881	17.602	103.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.255	297.00	12/31/2012	N/A	10.234	51.00
12/31/2013	10.255	9.517	465.00	12/31/2013	10.234	9.469	104.00
12/31/2014	9.517	9.868	376.00	12/31/2014	9.469	9.789	104.00
12/31/2015	9.868	9.652	332.00	12/31/2015	9.789	9.546	105.00
12/31/2016	9.652	9.822	378.00	12/31/2016	9.546	9.685	99.00
12/31/2017	9.822	11.116	335.00	12/31/2017	9.685	10.928	94.00
12/31/2018	11.116	10.374	311.00	12/31/2018	10.928	10.168	82.00
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2011	12.347	11.283	47.00	12/31/2011	12.138	11.060	34.00
12/31/2012	11.283	11.755	48.00	12/31/2012	11.060	11.487	35.00
12/31/2013	11.755	9.912	56.00	12/31/2013	11.487	9.658	35.00
12/31/2014	9.912	7.994	39.00	12/31/2014	9.658	7.765	30.00
12/31/2015	7.994	5.871	53.00	12/31/2015	7.765	5.686	34.00
12/31/2016	5.871	6.683	47.00	12/31/2016	5.686	6.453	29.00
12/31/2017	6.683	6.749	45.00	12/31/2017	6.453	6.498	19.00
12/31/2018	6.749	5.729	37.00	12/31/2018	6.498	5.499	14.00
PIMCO VIT Dynamic Bond Portfolio
12/31/2011	N/A	9.818	272.00	12/31/2011	N/A	9.799	79.00
12/31/2012	9.818	10.458	567.00	12/31/2012	9.799	10.405	206.00
12/31/2013	10.458	10.223	862.00	12/31/2013	10.405	10.141	284.00
12/31/2014	10.223	10.413	899.00	12/31/2014	10.141	10.299	312.00
12/31/2015	10.413	10.121	1071.00	12/31/2015	10.299	9.980	358.00
12/31/2016	10.121	10.479	1107.00	12/31/2016	9.980	10.302	366.00
12/31/2017	10.479	10.879	1062.00	12/31/2017	10.302	10.663	346.00
12/31/2018	10.879	10.864	924.00	12/31/2018	10.663	10.617	273.00
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2011	14.949	15.714	0.00	12/31/2011	14.696	15.402	0.00
12/31/2012	15.714	18.314	0.00	12/31/2012	15.402	17.897	0.00
12/31/2013	18.314	16.843	10.00	12/31/2013	17.897	16.410	1.00
12/31/2014	16.843	16.904	9.00	12/31/2014	16.410	16.421	1.00
12/31/2015	16.904	16.336	8.00	12/31/2015	16.421	15.821	1.00
12/31/2016	16.336	18.304	0.00	12/31/2016	15.821	17.674	1.00
12/31/2017	18.304	19.885	0.00	12/31/2017	17.674	19.143	1.00
12/31/2018	19.885	18.726	0.00	12/31/2018	19.143	17.973	1.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2011	13.137	13.971	0.00	12/31/2011	12.916	13.694	9.00
12/31/2012	13.971	14.770	0.00	12/31/2012	13.694	14.434	1.00
12/31/2013	14.770	13.364	0.00	12/31/2013	14.434	13.020	1.00
12/31/2014	13.364	13.510	0.00	12/31/2014	13.020	13.123	1.00
12/31/2015	13.510	12.817	0.00	12/31/2015	13.123	12.413	1.00
12/31/2016	12.817	13.183	0.00	12/31/2016	12.413	12.729	1.00
12/31/2017	13.183	14.157	0.00	12/31/2017	12.729	13.629	1.00
12/31/2018	14.157	13.407	0.00	12/31/2018	13.629	12.868	1.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.830	93.00	12/31/2011	N/A	9.811	28.00
12/31/2012	9.830	10.319	307.00	12/31/2012	9.811	10.267	130.00
12/31/2013	10.319	9.880	478.00	12/31/2013	10.267	9.801	151.00
12/31/2014	9.880	9.621	521.00	12/31/2014	9.801	9.516	149.00
12/31/2015	9.621	9.033	621.00	12/31/2015	9.516	8.907	169.00
12/31/2016	9.033	9.536	621.00	12/31/2016	8.907	9.374	171.00
12/31/2017	9.536	9.831	636.00	12/31/2017	9.374	9.636	167.00
12/31/2018	9.831	9.820	563.00	12/31/2018	9.636	9.596	154.00
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2011	11.025	10.710	250.00	12/31/2011	10.986	10.640	55.00
12/31/2012	10.710	11.527	432.00	12/31/2012	10.640	11.417	89.00
12/31/2013	11.527	10.498	440.00	12/31/2013	11.417	10.367	91.00
12/31/2014	10.498	10.866	356.00	12/31/2014	10.367	10.698	82.00
12/31/2015	10.866	10.726	378.00	12/31/2015	10.698	10.529	80.00
12/31/2016	10.726	11.032	345.00	12/31/2016	10.529	10.797	75.00
12/31/2017	11.032	12.442	306.00	12/31/2017	10.797	12.140	68.00
12/31/2018	12.442	11.628	252.00	12/31/2018	12.140	11.312	65.00
PIMCO VIT High Yield Portfolio
12/31/2011	16.693	17.058	211.00	12/31/2011	16.155	16.459	57.00
12/31/2012	17.058	19.278	681.00	12/31/2012	16.459	18.545	187.00
12/31/2013	19.278	20.152	972.00	12/31/2013	18.545	19.328	244.00
12/31/2014	20.152	20.590	1055.00	12/31/2014	19.328	19.688	269.00
12/31/2015	20.590	20.019	1220.00	12/31/2015	19.688	19.085	295.00
12/31/2016	20.019	22.261	1236.00	12/31/2016	19.085	21.158	332.00
12/31/2017	22.261	23.465	1211.00	12/31/2017	21.158	22.237	309.00
12/31/2018	23.465	22.580	1075.00	12/31/2018	22.237	21.333	269.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	29.642	0.00	12/31/2017	N/A	28.026	0.00
12/31/2018	29.642	28.606	0.00	12/31/2018	28.026	26.966	0.00
PIMCO VIT Real Return Portfolio
12/31/2011	14.330	15.822	187.00	12/31/2011	14.004	15.415	64.00
12/31/2012	15.822	17.010	377.00	12/31/2012	15.415	16.523	162.00
12/31/2013	17.010	15.266	531.00	12/31/2013	16.523	14.784	217.00
12/31/2014	15.266	15.559	562.00	12/31/2014	14.784	15.023	196.00
12/31/2015	15.559	14.965	620.00	12/31/2015	15.023	14.406	217.00
12/31/2016	14.965	15.563	767.00	12/31/2016	14.406	14.937	225.00
12/31/2017	15.563	15.948	763.00	12/31/2017	14.937	15.261	214.00
12/31/2018	15.948	15.417	672.00	12/31/2018	15.261	14.709	193.00
PIMCO VIT StocksPLUS Global Portfolio
12/31/2011	10.355	9.754	7.00	12/31/2011	10.334	9.705	12.00
12/31/2012	9.754	10.584	15.00	12/31/2012	9.705	10.499	32.00
12/31/2013	10.584	12.471	30.00	12/31/2013	10.499	12.334	24.00
12/31/2014	12.471	12.440	28.00	12/31/2014	12.334	12.266	23.00
12/31/2015	12.440	11.189	27.00	12/31/2015	12.266	11.000	21.00
12/31/2016	11.189	11.918	21.00	12/31/2016	11.000	11.681	16.00
12/31/2017	11.918	14.490	20.00	12/31/2017	11.681	14.160	14.00
12/31/2018	14.490	12.785	18.00	12/31/2018	14.160	12.457	12.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

M&E Charge 1.15%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
12/31/2011	18.585	19.037	257.00	12/31/2011	17.986	18.368	100.00
12/31/2012	19.037	20.625	822.00	12/31/2012	18.368	19.840	257.00
12/31/2013	20.625	19.989	1125.00	12/31/2013	19.840	19.171	356.00
12/31/2014	19.989	20.607	1150.00	12/31/2014	19.171	19.704	363.00
12/31/2015	20.607	20.463	1277.00	12/31/2015	19.704	19.508	359.00
12/31/2016	20.463	20.772	1383.00	12/31/2016	19.508	19.743	396.00
12/31/2017	20.772	21.545	1330.00	12/31/2017	19.743	20.417	399.00
12/31/2018	21.545	21.185	1150.00	12/31/2018	20.417	20.015	361.00
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.217	10.00	12/31/2015	N/A	9.198	0.00
12/31/2016	9.217	9.409	12.00	12/31/2016	9.198	9.361	0.00
12/31/2017	9.409	10.687	13.00	12/31/2017	9.361	10.602	0.00
12/31/2018	10.687	9.901	5.00	12/31/2018	10.602	9.792	0.00
Templeton Global Bond VIP Fund
12/31/2011	47.228	46.283	135.00	12/31/2011	44.309	43.293	34.00
12/31/2012	46.283	52.644	333.00	12/31/2012	43.293	49.094	83.00
12/31/2013	52.644	52.890	463.00	12/31/2013	49.094	49.176	118.00
12/31/2014	52.890	53.244	498.00	12/31/2014	49.176	49.356	125.00
12/31/2015	53.244	50.369	573.00	12/31/2015	49.356	46.552	146.00
12/31/2016	50.369	51.256	599.00	12/31/2016	46.552	47.230	155.00
12/31/2017	51.256	51.648	577.00	12/31/2017	47.230	47.448	154.00
12/31/2018	51.648	52.043	501.00	12/31/2018	47.448	47.668	135.00
Templeton Growth VIP Fund
12/31/2011	23.987	22.060	33.00	12/31/2011	22.807	20.912	8.00
12/31/2012	22.060	26.400	96.00	12/31/2012	20.912	24.951	25.00
12/31/2013	26.400	34.141	127.00	12/31/2013	24.951	32.171	33.00
12/31/2014	34.141	32.801	125.00	12/31/2014	32.171	30.815	35.00
12/31/2015	32.801	30.323	123.00	12/31/2015	30.815	28.402	34.00
12/31/2016	30.323	32.860	97.00	12/31/2016	28.402	30.686	27.00
12/31/2017	32.860	38.495	82.00	12/31/2017	30.686	35.840	22.00
12/31/2018	38.495	32.402	67.00	12/31/2018	35.840	30.077	18.00

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix B

Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Quarterly Anniversary Value) is $102,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		– [($5,000/ 100,000) x 114,000)	– [($5,000/ 100,000) x 114,000)	– [($5,000/ 100,000) x 114,000)	– [($5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 102,000)]
	– $5,000	= – $4,500	= – $5,202	= – $5,000	= – $5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [($4,800/ 97,000)		$ 5,344 payment		– [($5,344/ 97,000)
		x 85,500)] =				x 85,500)] =
	– $4,800	– $4,231	no change		– $5,344	– $4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [($5,000/ 92,000)	– [($5,000/ 92,000)	– [($5,000/ 92,000)	– [($5,000/ 92,000)	– [($5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– $5,000	= – $4,417	= – $6,522	= – $261	= – $4,647	= – $290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix C

Appendix D – Original Quarterly Value Death Benefit
The original Quarterly Value Death Benefit was available from May 2, 2011 through April 27, 2012. For the original Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.
For the original Quarterly Value Death Benefit, we continue to assess its additional 0.30% M&E charge after the rider termination date if you remove the Additional Required Benefit from your Contract. These are the only differences between the original Quarterly Value Death Benefit and benefit discussed in section 11.b.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix D

Appendix E – Short Withdrawal Charge Option
The Short Withdrawal Charge Option was available from May 2, 2011 through July 23, 2012. If you have the Short Withdrawal Charge Option, we no longer accept additional Purchase Payments.
The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.45% during the Accumulation Phase assessed against the Investment Options’ net asset value until the fourth Contract Anniversary. We do not asses the additional M&E charge for this benefit on or after the fourth Contract Anniversary.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix E

Appendix F – No Withdrawal Charge Option
The No Withdrawal Charge Option was available from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.60% during the Accumulation Phase assessed against the Investment Options’ net asset value.
• The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefit provides either guaranteed lifetime income or an accumulation guarantee for an additional charge and restricts Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed lifetime income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix F

Appendix G – Income Focus
Income Focus (05.12) was available from April 30, 2012, through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012, through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus (05.12) and (07.12)
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive.
You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix G

Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix G

For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include  Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix G

Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix G

receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess

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Appendix G

Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.

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Appendix G

•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix G

Appendix H – Investment Protector
Investment Protector was available from May 2, 2011 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Minimum	Current
(07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	0.35%	1.35%
(01.12, 07.12)	1/23/2012 – 7/19/2013	2.50%	0.35%	1.25%
(01.11)	5/2/2011 – 1/20/2012	2.50%	0.35%	1.20%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
• If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(01.11 through 07.12)	5/2/2011 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive.
You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.

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Appendix H

If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change

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Appendix H

your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include  Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We establish your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix K.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

Investment Protector (01.11, 01.12)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Group A
AZL Morgan Stanley Global Real Estate Fund AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL Russell 1000 Growth Index Fund	AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Group Y
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix K.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
• If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix H

Appendix I – Previous Versions of Income Protector
The benefit version identifier, for example (03.18), is located in your rider.
Income Protector Riders (Version Identifier)	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(03.18 through 04.19v1) available from March 6, 2018 through April 28, 2019	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 02.18) available from March 7, 2017 through March 5, 2018	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available from January 3, 2017 through March 6, 2017	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available from December 6, 2016 through January 2, 2017	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available from September 6, 2016 through December 5, 2016	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available from July 5, 2016 through September 5, 2016	1.30% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available from May 3, 2016 through July 4, 2016	1.30% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available from April 27, 2015 through May 2, 2016	1.30% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available from October 15, 2012 through April 24, 2015	1.10% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix I

Income Protector Riders (Version Identifier)	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(07.12) available from July 23, 2012 through October 12, 2012	1.00% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.12) available from April 30, 2012 through July 20, 2012	1.40% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(01.12) available from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.40% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.11) available from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.40% for single Lifetime Plus Payments, and 1.55% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
				60 – 64 65 – 79 80+		4.0% 4.5% 5.5%

• The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.
• On the Rider Effective Date we establish your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.
The available Investment Options are different than what is stated in section 11.a for versions of Income Protector available on or before October 13, 2017, as follows:
Investment Options available with Income Protector (01.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund*

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix I

Investment Options available with Income Protector (5.11)
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
BlackRock Global Allocation V.I. Fund*	Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged)*
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix K.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix I

Appendix J – Additional Expense Examples
The expense examples contained in the Fee Tables reflect the most expensive combination of benefits that are available to an Owner selecting a new benefit. However, for Contracts with the previously available Income Focus Rider, the Year 1 figures in example 1 (if you surrender your Contract) are higher for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments. Also the Year 1 figures in example 3 (if you do not surrender your Contract), are higher for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit and Income Focus with joint payments.
•	Figures in row a) are for the Base Contract with No Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (2.05% M&E charge, and maximum rider charge of 2.75%).
•	Figures in row b) are for the Base Contract with Short Withdrawal Charge Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 1.90% M&E charge, and maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.07% (maximum Investment Option operating expense)	a)	$748	$2,213	$3,634	$6,996
	b)	$1,584	$2,723	$3,574	$6,924
0.48% (minimum Investment Option operating expense)	a)	$596	$1,780	$2,953	$5,836
	b)	$1,431	$2,288	$2,886	$5,733
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
2.07% (maximum Investment Option operating expense)	a)	$748	$2,213	$3,634	$6,996
	b)	$734	$2,173	$3,574	$6,924
0.48% (minimum Investment Option operating expense)	a)	$596	$1,780	$2,953	$5,836
	b)	$581	$1,738	$2,886	$5,733

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix J

Appendix K – Material Contract Variations by State and Issue Date
If you purchase a Contract, it is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Material State Contract Variations
ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California	Covered Person(s) See section 2	We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California (continued)	When Income Protector Ends See section 11.a	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix G	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.
Connecticut	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
Florida	Withdrawal Charges See Fee Tables and section 7	The total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Purchase Requirements See section 3	We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 4%.
	When Annuity Payments Begin See section 9	The earliest acceptable Income Date is one year after the Issue Date.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Florida (continued)	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Massachusetts	Purchase Requirements See section 3	We do not accept additional Purchase Payments if you have Investment Protector, or if you previously selected Investment Protector and later removed it from your Contract.
	Waiver of Withdrawal Charge Benefit See section 8	The waiver of withdrawal charge benefit is not available.
Mississippi	Withdrawal Charges See Fee Tables and section 7	For Base Contracts, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced in the Fee Tables and section 7.
	Purchase Requirements See section 3	We do not accept additional Purchase Payments.
New Hampshire	Waiver of Withdrawal Charge Benefit See section 8	The definition of nursing home is an institution operated in accordance with state law.
New Jersey	Joint Owners See section 2	We allow civil union partners to be Joint Owners.
	Covered Person(s) See section 2	• We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
• We allow civil union partners to be joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Purchase Requirements See section 3	The maximum total Purchase Payments that we can accept is $1 million. We must decline an additional Purchase Payment if it would cause total Purchase Payments to be more than this amount, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, the initial amount for Income Protector).

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
New Jersey (continued)	When Income Protector Ends See section 11.a	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix G	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.
	When Investment Protector Ends See Appendix H	The termination provision regarding death is revised to allow the benefit to continue upon the death of an Owner (or Annuitant if the Contract is owned by a non-individual) if a surviving civil union partner elects to continue the Contract. However, the type of Contract continuation that is available to a surviving civil union partner is different than the type of continuation available to a surviving federally recognized spouse. Federal tax law requires that distribution of the death benefit must begin within one year of the date of the Owner's death (or Annuitant's death if the Contract is owned by a non-individual) and the benefit ends at the end of the Business Day we receive a Valid Claim.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Ohio	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Oregon	Versions of Optional Benefits That Are No Longer Available See inside front cover and Appendix I	• Income Protector (05.11) was available from May 2, 2011 through February 21, 2012.
• Income Protector (01.12) was available from February 22, 2013 through April 27, 2012.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 5%.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Pennsylvannia	Waiver of Withdrawal Charge Benefit See section 8	The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.
	Selecting Income Protector See section 11.a	If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.
Texas	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Washington	Withdrawal Charge See section 7	Penalty-free withdrawals reduce the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Washington (continued)	Free Withdrawal Privilege See section 8	The free withdrawal privilege is available upon a full withdrawal.
Wisconsin	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See G	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019
Appendix K

For Service or More Information
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America NW5989 P.O. Box 1450 Minneapolis, MN 55485-5989	Allianz Life Insurance Company of North America P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America NW5989 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of North America 5701 Golden Hills Drive Golden Valley, MN 55416-1297

• Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz ConnectionsSM Variable Annuity Prospectus – April 29, 2019

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ ConnectionsSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued from May 2, 2011 through April 26, 2013 by
Allianz Life® Variable Account B (the Separate Account) and
Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: April 29, 2019
Con(VS10) SAI-0419

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Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life Variable Account B as of and for the year or period ended December 31, 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4 have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statements of changes in net assets of each of the subaccounts of Allianz Life Variable Account B for the periods indicated therein ended December 31, 2017 and the related financial highlights, as disclosed in the financial statements, included in Part C of the Registration Statement filed with the SEC on Form N-4 have been audited by KPMG LLP (“KPMG”), an independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2018, as well as the related statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by PwC, an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2017, as well as the related statutory statements of operations, capital and surplus and cash flow for the years ended December 31, 2017 and 2016 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG, an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life’s indirect parent, to change auditors. Allianz Life conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life and its subsidiaries and its registered variable accounts.
On May 23, 2017, Allianz Life’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life’s new independent audit firm to audit Allianz Life’s statutory financial statements and as Allianz Life’s new independent registered public accounting firm to audit the variable account financial statements for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG LLP (“KPMG”) as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017 and 2016, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles. The report of KPMG on Allianz Life’s variable account financials for 2017 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

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For the 2017 and 2016 fiscal years or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life’s statutory, and the variable account’s U.S. GAAP financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.
Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
The offering of Contracts under the prospectus associated with this SAI is continuous. We pay commissions for Contract sales. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2016	$213,776,142.08	$0
2017	$230,415,545.81	$0
2018	$221,519,279.49	$0
ALFS sells contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 750 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 54 broker-dealer firms and two Insurance Agencies. These payments vary in amount. In 2018, the five firms receiving the largest payments, ranging from $731,647.90 to $7,562,289.98, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
HD Vest Investments
Royal Alliance

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Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2016	$1,739,447
2017	$1,621,903
2018	$1,450,101

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the

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investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Qualified Contracts
If you purchase the Contract as a Traditional IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70 1⁄2. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA transfers of death benefits held at other financial institutions are not currently available to be made under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to

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participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
Purchasing a Qualified Contract
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 12, Taxes.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

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Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1⁄2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1⁄2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1⁄2 or older, you should consult with a tax adviser before taking a partial withdrawal.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of

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the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.

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Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of

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distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.

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Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Annuity Payments
We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected

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guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on [annuitize]. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

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where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Annuity Payment.
(F)	=	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Annuity Units/Calculating Variable Annuity Payments
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.

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 14

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
 15

Financial Statements
The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2018 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2018 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
 16

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

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Appendix A
 17

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving Joint Owner/spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix A
 18

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.
Action under any portion of the Contract that is in the Annuity Phase

•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization)

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix A
 19

Appendix B – Historic Rate Sheet Supplements
ALLIANZ ConnectionsSM VARIABLE ANNUITY
Issued by
Allianz Life Insurance Company of North America AND Allianz Life Variable Account B
to the
Prospectus dated May 1, 2018 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2018 for contracts issued from May 2, 2011 through April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective from May 1, 2018 through April 26, 2019 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19) Available from May 1, 2018 through April 1, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued from May 2, 2011 through April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective during the period May 1, 2017 through April 30, 2018 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (03.18, 04.18) Available from March 6, 2018 through April 30, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18) Available from May 1, 2017 through March 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix B
 20

Income Protector Rider Rates for Benefit Versions: (05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18) Available from May 1, 2017 through March 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued from May 2, 2011 through April 26, 2013
Following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 25, 2016 through April 30, 2017 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (03.17, 04.17) Available from March 7, 2017 through April 30, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (01.17, 02.17) Available from January 3, 2017 through March 6, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Version: (12.16) Available from December 6, 2017 through January 2, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix B
 21

Income Protector Rider Rates for Benefit Versions: (09.16, 10.16, 11.16) Available from September 6, 2016 through December 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (07.16, 08.16) Available from July 5, 2016 through September 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (05.16, 06.16) Available from May 3, 2016 through July 4, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Version: (04.16) Available from April 25, 2016 through May 2, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Versions: (04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16) Available from April 25, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix B
 22

Prospectus dated April 27, 2015 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 27, 2015 for contracts issued from May 2, 2011 through April 26, 2013
The following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 27, 2015 through April 22, 2016 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Version: (04.15) Available from April 27, 2015 through April 22, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Version: (04.15) Available from May 3, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix B
 23

Appendix C – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Additional Combinations of Benefit Options	M&E Charge
Base Contract with Short Withdrawal Charge Option	1.60%
Base Contract with No Withdrawal Charge Option	1.75%
Base Contract with Short Withdrawal Charge Option and Quarterly Value Death Benefit	1.90%
Base Contract with No Withdrawal Charge Option and Quarterly Value Death Benefit	2.05%
(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.60%
	12/31/2011	10.908	10.994	66
	12/31/2012	10.994	11.932	73
	12/31/2013	11.932	13.261	75
	12/31/2014	13.261	13.848	64
	12/31/2015	13.848	13.630	1
	12/31/2016	13.630	14.319	0
	12/31/2017	14.319	15.714	0
	12/31/2018	15.714	14.788	0
1.75%
	12/31/2011	10.888	10.958	1
	12/31/2012	10.958	11.875	2
	12/31/2013	11.875	13.178	2
	12/31/2014	13.178	13.741	2
	12/31/2015	13.741	13.504	2
	12/31/2016	13.504	14.166	2
	12/31/2017	14.166	15.522	2
	12/31/2018	15.522	14.586	2
1.90%
	12/31/2011	10.869	10.922	14
	12/31/2012	10.922	11.818	17
	12/31/2013	11.818	13.095	78
	12/31/2014	13.095	13.634	76
	12/31/2015	13.634	13.379	5
	12/31/2016	13.379	14.014	0
	12/31/2017	14.014	15.332	0
	12/31/2018	15.332	14.386	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 24

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	10.850	10.886	0
	12/31/2012	10.886	11.762	0
	12/31/2013	11.762	13.013	0
	12/31/2014	13.013	13.528	0
	12/31/2015	13.528	13.255	0
	12/31/2016	13.255	13.863	0
	12/31/2017	13.863	15.145	0
	12/31/2018	15.145	14.189	0
AZL DFA Five-Year Global Fixed Income Fund
1.60%
	12/31/2017	N/A	9.815	0
	12/31/2018	9.815	9.771	0
1.75%
	12/31/2017	N/A	9.775	0
	12/31/2018	9.775	9.717	0
1.90%
	12/31/2017	N/A	9.736	0
	12/31/2018	9.736	9.663	0
2.05%
	12/31/2017	N/A	9.697	0
	12/31/2018	9.697	9.610	0
AZL DFA Multi-Strategy Fund
1.60%
	12/31/2011	11.232	11.055	190
	12/31/2012	11.055	12.329	247
	12/31/2013	12.329	14.690	265
	12/31/2014	14.690	15.400	269
	12/31/2015	15.400	15.054	54
	12/31/2016	15.054	16.197	0
	12/31/2017	16.197	17.963	0
	12/31/2018	17.963	16.633	0
1.75%
	12/31/2011	11.212	11.019	2
	12/31/2012	11.019	12.270	18
	12/31/2013	12.270	14.598	18
	12/31/2014	14.598	15.281	16
	12/31/2015	15.281	14.915	16
	12/31/2016	14.915	16.023	15
	12/31/2017	16.023	17.744	14
	12/31/2018	17.744	16.405	14
1.90%
	12/31/2011	11.192	10.983	114
	12/31/2012	10.983	12.211	147
	12/31/2013	12.211	14.506	136
	12/31/2014	14.506	15.162	128
	12/31/2015	15.162	14.777	17
	12/31/2016	14.777	15.851	0
	12/31/2017	15.851	17.527	0
	12/31/2018	17.527	16.180	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 25

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	11.172	10.947	1
	12/31/2012	10.947	12.153	1
	12/31/2013	12.153	14.415	0
	12/31/2014	14.415	15.044	0
	12/31/2015	15.044	14.640	0
	12/31/2016	14.640	15.681	0
	12/31/2017	15.681	17.313	0
	12/31/2018	17.313	15.958	0
AZL Enhanced Bond Index Fund
1.60%
	12/31/2014	N/A	11.166	0
	12/31/2015	11.166	11.014	0
	12/31/2016	11.014	11.087	0
	12/31/2017	11.087	11.239	0
	12/31/2018	11.239	10.995	0
1.75%
	12/31/2014	N/A	11.074	0
	12/31/2015	11.074	10.908	0
	12/31/2016	10.908	10.963	0
	12/31/2017	10.963	11.097	0
	12/31/2018	11.097	10.840	0
1.90%
	12/31/2014	N/A	10.984	0
	12/31/2015	10.984	10.802	0
	12/31/2016	10.802	10.841	0
	12/31/2017	10.841	10.957	0
	12/31/2018	10.957	10.687	0
2.05%
	12/31/2014	N/A	10.894	0
	12/31/2015	10.894	10.698	0
	12/31/2016	10.698	10.720	0
	12/31/2017	10.720	10.818	0
	12/31/2018	10.818	10.536	0
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.60%
	12/31/2011	11.059	10.684	50
	12/31/2012	10.684	12.068	64
	12/31/2013	12.068	14.028	66
	12/31/2014	14.028	14.101	61
	12/31/2015	14.101	13.119	8
	12/31/2016	13.119	13.753	0
	12/31/2017	13.753	15.039	0
	12/31/2018	15.039	14.500	0
1.75%
	12/31/2011	11.039	10.649	1
	12/31/2012	10.649	12.010	3
	12/31/2013	12.010	13.940	3
	12/31/2014	13.940	13.992	3
	12/31/2015	13.992	12.998	3
	12/31/2016	12.998	13.605	2
	12/31/2017	13.605	14.856	2
	12/31/2018	14.856	14.302	2

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 26

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	11.020	10.614	15
	12/31/2012	10.614	11.953	15
	12/31/2013	11.953	13.853	14
	12/31/2014	13.853	13.883	13
	12/31/2015	13.883	12.878	1
	12/31/2016	12.878	13.459	0
	12/31/2017	13.459	14.674	0
	12/31/2018	14.674	14.106	0
2.05%
	12/31/2011	11.000	10.580	1
	12/31/2012	10.580	11.896	1
	12/31/2013	11.896	13.766	1
	12/31/2014	13.766	13.775	0
	12/31/2015	13.775	12.758	0
	12/31/2016	12.758	13.314	0
	12/31/2017	13.314	14.495	0
	12/31/2018	14.495	13.912	0
AZL Fidelity Institutional Asset Management Total Bond Fund
1.60%
	12/31/2012	N/A	10.009	0
	12/31/2013	10.009	9.633	0
	12/31/2014	9.633	9.990	0
	12/31/2015	9.990	9.744	0
	12/31/2016	9.744	10.117	0
	12/31/2017	10.117	10.383	0
	12/31/2018	10.383	10.089	0
1.75%
	12/31/2012	N/A	10.004	0
	12/31/2013	10.004	9.614	0
	12/31/2014	9.614	9.955	0
	12/31/2015	9.955	9.695	0
	12/31/2016	9.695	10.052	0
	12/31/2017	10.052	10.300	0
	12/31/2018	10.300	9.993	0
1.90%
	12/31/2012	N/A	9.999	0
	12/31/2013	9.999	9.595	0
	12/31/2014	9.595	9.921	0
	12/31/2015	9.921	9.647	0
	12/31/2016	9.647	9.987	0
	12/31/2017	9.987	10.218	0
	12/31/2018	10.218	9.899	0
2.05%
	12/31/2012	N/A	9.995	0
	12/31/2013	9.995	9.577	0
	12/31/2014	9.577	9.886	0
	12/31/2015	9.886	9.599	0
	12/31/2016	9.599	9.922	0
	12/31/2017	9.922	10.137	0
	12/31/2018	10.137	9.806	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 27

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
1.60%
	12/31/2011	10.089	10.233	21
	12/31/2012	10.233	10.487	30
	12/31/2013	10.487	11.192	24
	12/31/2014	11.192	11.355	22
	12/31/2015	11.355	11.395	1
	12/31/2016	11.395	11.757	0
	12/31/2017	11.757	12.666	0
	12/31/2018	12.666	11.884	0
1.75%
	12/31/2011	10.078	10.207	0
	12/31/2012	10.207	10.445	0
	12/31/2013	10.445	11.131	0
	12/31/2014	11.131	11.276	0
	12/31/2015	11.276	11.299	0
	12/31/2016	11.299	11.640	0
	12/31/2017	11.640	12.521	0
	12/31/2018	12.521	11.730	0
1.90%
	12/31/2011	10.068	10.182	42
	12/31/2012	10.182	10.404	55
	12/31/2013	10.404	11.069	9
	12/31/2014	11.069	11.197	8
	12/31/2015	11.197	11.203	0
	12/31/2016	11.203	11.524	0
	12/31/2017	11.524	12.377	0
	12/31/2018	12.377	11.579	0
2.05%
	12/31/2011	10.058	10.156	0
	12/31/2012	10.156	10.362	0
	12/31/2013	10.362	11.008	0
	12/31/2014	11.008	11.118	0
	12/31/2015	11.118	11.108	0
	12/31/2016	11.108	11.409	0
	12/31/2017	11.409	12.236	0
	12/31/2018	12.236	11.429	0
AZL Government Money Market Fund
1.60%
	12/31/2011	10.719	10.550	196
	12/31/2012	10.550	10.382	57
	12/31/2013	10.382	10.217	49
	12/31/2014	10.217	10.056	72
	12/31/2015	10.056	9.897	21
	12/31/2016	9.897	9.740	0
	12/31/2017	9.740	9.591	0
	12/31/2018	9.591	9.533	0
1.75%
	12/31/2011	10.533	10.351	14
	12/31/2012	10.351	10.171	0
	12/31/2013	10.171	9.994	0
	12/31/2014	9.994	9.822	0
	12/31/2015	9.822	9.652	0
	12/31/2016	9.652	9.485	0
	12/31/2017	9.485	9.326	0
	12/31/2018	9.326	9.256	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 28

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	10.370	10.176	120
	12/31/2012	10.176	9.983	11
	12/31/2013	9.983	9.796	17
	12/31/2014	9.796	9.612	17
	12/31/2015	9.612	9.432	10
	12/31/2016	9.432	9.255	0
	12/31/2017	9.255	9.086	0
	12/31/2018	9.086	9.004	0
2.05%
	12/31/2011	10.202	9.995	0
	12/31/2012	9.995	9.791	0
	12/31/2013	9.791	9.593	0
	12/31/2014	9.593	9.399	0
	12/31/2015	9.399	9.209	0
	12/31/2016	9.209	9.023	0
	12/31/2017	9.023	8.845	0
	12/31/2018	8.845	8.752	0
AZL International Index Fund
1.60%
	12/31/2011	10.285	8.829	8
	12/31/2012	8.829	10.255	15
	12/31/2013	10.255	12.248	13
	12/31/2014	12.248	11.308	16
	12/31/2015	11.308	10.975	9
	12/31/2016	10.975	10.840	0
	12/31/2017	10.840	13.311	0
	12/31/2018	13.311	11.259	0
1.75%
	12/31/2011	10.267	8.800	4
	12/31/2012	8.800	10.206	5
	12/31/2013	10.206	12.171	4
	12/31/2014	12.171	11.221	4
	12/31/2015	11.221	10.873	4
	12/31/2016	10.873	10.724	4
	12/31/2017	10.724	13.148	3
	12/31/2018	13.148	11.105	4
1.90%
	12/31/2011	10.249	8.771	0
	12/31/2012	8.771	10.158	2
	12/31/2013	10.158	12.095	2
	12/31/2014	12.095	11.133	2
	12/31/2015	11.133	10.772	2
	12/31/2016	10.772	10.609	0
	12/31/2017	10.609	12.988	0
	12/31/2018	12.988	10.952	0
2.05%
	12/31/2011	10.230	8.743	0
	12/31/2012	8.743	10.109	0
	12/31/2013	10.109	12.019	0
	12/31/2014	12.019	11.047	0
	12/31/2015	11.047	10.673	0
	12/31/2016	10.673	10.495	0
	12/31/2017	10.495	12.829	0
	12/31/2018	12.829	10.802	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 29

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
1.60%
	12/31/2015	N/A	9.871	0
	12/31/2016	9.871	9.938	0
	12/31/2017	9.938	10.088	0
	12/31/2018	10.088	9.905	0
1.75%
	12/31/2015	N/A	9.855	0
	12/31/2016	9.855	9.907	0
	12/31/2017	9.907	10.041	0
	12/31/2018	10.041	9.844	0
1.90%
	12/31/2015	N/A	9.838	0
	12/31/2016	9.838	9.875	0
	12/31/2017	9.875	9.994	0
	12/31/2018	9.994	9.784	0
2.05%
	12/31/2015	N/A	9.822	0
	12/31/2016	9.822	9.844	0
	12/31/2017	9.844	9.947	0
	12/31/2018	9.947	9.723	0
AZL Mid Cap Index Fund
1.60%
	12/31/2011	10.656	10.244	11
	12/31/2012	10.244	11.816	30
	12/31/2013	11.816	15.432	26
	12/31/2014	15.432	16.586	22
	12/31/2015	16.586	15.887	13
	12/31/2016	15.887	18.687	0
	12/31/2017	18.687	21.307	0
	12/31/2018	21.307	18.587	0
1.75%
	12/31/2011	10.645	10.218	0
	12/31/2012	10.218	11.769	1
	12/31/2013	11.769	15.348	1
	12/31/2014	15.348	16.470	0
	12/31/2015	16.470	15.752	0
	12/31/2016	15.752	18.501	1
	12/31/2017	18.501	21.063	1
	12/31/2018	21.063	18.347	1
1.90%
	12/31/2011	10.635	10.193	10
	12/31/2012	10.193	11.721	12
	12/31/2013	11.721	15.263	10
	12/31/2014	15.263	16.355	9
	12/31/2015	16.355	15.619	2
	12/31/2016	15.619	18.317	0
	12/31/2017	18.317	20.822	0
	12/31/2018	20.822	18.110	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 30

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	10.624	10.167	0
	12/31/2012	10.167	11.675	0
	12/31/2013	11.675	15.179	0
	12/31/2014	15.179	16.241	0
	12/31/2015	16.241	15.486	0
	12/31/2016	15.486	18.134	0
	12/31/2017	18.134	20.583	0
	12/31/2018	20.583	17.875	0
AZL Moderate Index Strategy Fund
1.60%
	12/31/2011	12.679	12.207	49
	12/31/2012	12.207	13.442	61
	12/31/2013	13.442	16.492	100
	12/31/2014	16.492	17.610	96
	12/31/2015	17.610	16.903	9
	12/31/2016	16.903	18.116	0
	12/31/2017	18.116	20.201	0
	12/31/2018	20.201	18.850	0
1.75%
	12/31/2011	12.543	12.057	5
	12/31/2012	12.057	13.258	6
	12/31/2013	13.258	16.241	6
	12/31/2014	16.241	17.316	5
	12/31/2015	17.316	16.596	5
	12/31/2016	16.596	17.761	5
	12/31/2017	17.761	19.775	4
	12/31/2018	19.775	18.425	4
1.90%
	12/31/2011	12.428	11.929	96
	12/31/2012	11.929	13.097	115
	12/31/2013	13.097	16.020	87
	12/31/2014	16.020	17.055	82
	12/31/2015	17.055	16.321	5
	12/31/2016	16.321	17.440	0
	12/31/2017	17.440	19.389	0
	12/31/2018	19.389	18.038	0
2.05%
	12/31/2011	12.305	11.793	2
	12/31/2012	11.793	12.928	2
	12/31/2013	12.928	15.790	0
	12/31/2014	15.790	16.784	0
	12/31/2015	16.784	16.038	0
	12/31/2016	16.038	17.112	0
	12/31/2017	17.112	18.996	0
	12/31/2018	18.996	17.645	0
AZL Morgan Stanley Global Real Estate Fund
1.60%
	12/31/2011	9.461	8.386	8
	12/31/2012	8.386	10.716	6
	12/31/2013	10.716	10.864	6
	12/31/2014	10.864	12.164	3
	12/31/2015	12.164	11.810	0
	12/31/2016	11.810	11.987	0
	12/31/2017	11.987	12.945	0
	12/31/2018	12.945	11.710	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 31

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	9.395	8.314	0
	12/31/2012	8.314	10.609	0
	12/31/2013	10.609	10.740	0
	12/31/2014	10.740	12.006	0
	12/31/2015	12.006	11.640	0
	12/31/2016	11.640	11.797	0
	12/31/2017	11.797	12.720	0
	12/31/2018	12.720	11.490	0
1.90%
	12/31/2011	9.329	8.244	1
	12/31/2012	8.244	10.503	3
	12/31/2013	10.503	10.617	2
	12/31/2014	10.617	11.851	2
	12/31/2015	11.851	11.472	1
	12/31/2016	11.472	11.609	0
	12/31/2017	11.609	12.499	0
	12/31/2018	12.499	11.273	0
2.05%
	12/31/2011	9.264	8.174	0
	12/31/2012	8.174	10.398	0
	12/31/2013	10.398	10.495	0
	12/31/2014	10.495	11.698	0
	12/31/2015	11.698	11.307	0
	12/31/2016	11.307	11.425	0
	12/31/2017	11.425	12.282	0
	12/31/2018	12.282	11.061	0
AZL MSCI Emerging Markets Equity Index Fund
1.60%
	12/31/2011	11.874	9.667	29
	12/31/2012	9.667	11.515	25
	12/31/2013	11.515	11.094	23
	12/31/2014	11.094	10.348	13
	12/31/2015	10.348	8.872	0
	12/31/2016	8.872	9.595	0
	12/31/2017	9.595	12.901	0
	12/31/2018	12.901	10.733	0
1.75%
	12/31/2011	11.791	9.585	0
	12/31/2012	9.585	11.400	0
	12/31/2013	11.400	10.967	0
	12/31/2014	10.967	10.214	0
	12/31/2015	10.214	8.744	0
	12/31/2016	8.744	9.442	0
	12/31/2017	9.442	12.677	0
	12/31/2018	12.677	10.530	0
1.90%
	12/31/2011	11.708	9.504	10
	12/31/2012	9.504	11.286	11
	12/31/2013	11.286	10.841	10
	12/31/2014	10.841	10.082	8
	12/31/2015	10.082	8.618	0
	12/31/2016	8.618	9.292	0
	12/31/2017	9.292	12.457	0
	12/31/2018	12.457	10.332	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 32

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	11.627	9.424	0
	12/31/2012	9.424	11.174	0
	12/31/2013	11.174	10.717	0
	12/31/2014	10.717	9.952	0
	12/31/2015	9.952	8.494	0
	12/31/2016	8.494	9.145	0
	12/31/2017	9.145	12.241	0
	12/31/2018	12.241	10.137	0
AZL MSCI Global Equity Index Fund
1.60%
	12/31/2014	N/A	15.601	0
	12/31/2015	15.601	13.424	0
	12/31/2016	13.424	13.088	0
	12/31/2017	13.088	15.738	0
	12/31/2018	15.738	14.102	0
1.75%
	12/31/2014	N/A	15.469	0
	12/31/2015	15.469	13.290	0
	12/31/2016	13.290	12.938	0
	12/31/2017	12.938	15.535	0
	12/31/2018	15.535	13.899	0
1.90%
	12/31/2014	N/A	15.338	0
	12/31/2015	15.338	13.158	0
	12/31/2016	13.158	12.790	0
	12/31/2017	12.790	15.334	0
	12/31/2018	15.334	13.699	0
2.05%
	12/31/2014	N/A	15.208	0
	12/31/2015	15.208	13.027	0
	12/31/2016	13.027	12.644	0
	12/31/2017	12.644	15.136	0
	12/31/2018	15.136	13.501	0
AZL MVP Balanced Index Strategy Fund
1.60%
	12/31/2012	N/A	10.682	25
	12/31/2013	10.682	11.832	46
	12/31/2014	11.832	12.354	43
	12/31/2015	12.354	12.131	40
	12/31/2016	12.131	12.727	0
	12/31/2017	12.727	13.953	0
	12/31/2018	13.953	13.121	0
1.75%
	12/31/2012	N/A	10.666	6
	12/31/2013	10.666	11.797	6
	12/31/2014	11.797	12.299	6
	12/31/2015	12.299	12.058	6
	12/31/2016	12.058	12.632	6
	12/31/2017	12.632	13.829	6
	12/31/2018	13.829	12.984	6

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 33

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.650	5
	12/31/2013	10.650	11.762	8
	12/31/2014	11.762	12.244	8
	12/31/2015	12.244	11.987	7
	12/31/2016	11.987	12.539	0
	12/31/2017	12.539	13.706	0
	12/31/2018	13.706	12.849	0
2.05%
	12/31/2012	N/A	10.635	0
	12/31/2013	10.635	11.728	0
	12/31/2014	11.728	12.190	0
	12/31/2015	12.190	11.915	0
	12/31/2016	11.915	12.445	0
	12/31/2017	12.445	13.583	0
	12/31/2018	13.583	12.715	0
AZL MVP BlackRock Global Strategy Plus Fund
1.60%
	12/31/2012	N/A	10.506	357
	12/31/2013	10.506	11.795	326
	12/31/2014	11.795	11.841	298
	12/31/2015	11.841	11.479	276
	12/31/2016	11.479	11.685	0
	12/31/2017	11.685	12.816	0
	12/31/2018	12.816	11.883	0
1.75%
	12/31/2012	N/A	10.490	25
	12/31/2013	10.490	11.760	33
	12/31/2014	11.760	11.788	32
	12/31/2015	11.788	11.411	25
	12/31/2016	11.411	11.598	24
	12/31/2017	11.598	12.702	24
	12/31/2018	12.702	11.759	23
1.90%
	12/31/2012	N/A	10.475	188
	12/31/2013	10.475	11.725	185
	12/31/2014	11.725	11.736	182
	12/31/2015	11.736	11.343	173
	12/31/2016	11.343	11.512	0
	12/31/2017	11.512	12.588	0
	12/31/2018	12.588	11.637	0
2.05%
	12/31/2012	N/A	10.460	12
	12/31/2013	10.460	11.690	12
	12/31/2014	11.690	11.684	12
	12/31/2015	11.684	11.276	11
	12/31/2016	11.276	11.426	11
	12/31/2017	11.426	12.476	11
	12/31/2018	12.476	11.516	10
AZL MVP DFA Multi-Strategy Fund
1.60%
	12/31/2015	N/A	9.396	0
	12/31/2016	9.396	10.084	0
	12/31/2017	10.084	11.170	0
	12/31/2018	11.170	10.308	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 34

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2015	N/A	9.386	0
	12/31/2016	9.386	10.058	0
	12/31/2017	10.058	11.125	0
	12/31/2018	11.125	10.251	0
1.90%
	12/31/2015	N/A	9.377	0
	12/31/2016	9.377	10.033	0
	12/31/2017	10.033	11.080	0
	12/31/2018	11.080	10.194	0
2.05%
	12/31/2015	N/A	9.367	0
	12/31/2016	9.367	10.008	0
	12/31/2017	10.008	11.036	0
	12/31/2018	11.036	10.138	0
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.60%
	12/31/2012	N/A	10.572	44
	12/31/2013	10.572	12.255	42
	12/31/2014	12.255	12.342	42
	12/31/2015	12.342	11.391	45
	12/31/2016	11.391	11.302	0
	12/31/2017	11.302	12.339	0
	12/31/2018	12.339	11.883	0
1.75%
	12/31/2012	N/A	10.561	0
	12/31/2013	10.561	12.224	0
	12/31/2014	12.224	12.292	0
	12/31/2015	12.292	11.329	0
	12/31/2016	11.329	11.223	0
	12/31/2017	11.223	12.234	0
	12/31/2018	12.234	11.764	0
1.90%
	12/31/2012	N/A	10.550	2
	12/31/2013	10.550	12.193	2
	12/31/2014	12.193	12.243	2
	12/31/2015	12.243	11.266	2
	12/31/2016	11.266	11.145	0
	12/31/2017	11.145	12.131	0
	12/31/2018	12.131	11.647	0
2.05%
	12/31/2012	N/A	10.539	0
	12/31/2013	10.539	12.162	0
	12/31/2014	12.162	12.194	0
	12/31/2015	12.194	11.204	0
	12/31/2016	11.204	11.067	0
	12/31/2017	11.067	12.028	0
	12/31/2018	12.028	11.531	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 35

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
1.60%
	12/31/2011	11.734	11.444	145
	12/31/2012	11.444	12.545	145
	12/31/2013	12.545	13.760	215
	12/31/2014	13.760	14.163	206
	12/31/2015	14.163	13.693	72
	12/31/2016	13.693	14.274	0
	12/31/2017	14.274	15.766	0
	12/31/2018	15.766	14.677	0
1.75%
	12/31/2011	11.635	11.330	0
	12/31/2012	11.330	12.401	9
	12/31/2013	12.401	13.582	8
	12/31/2014	13.582	13.958	7
	12/31/2015	13.958	13.476	6
	12/31/2016	13.476	14.026	5
	12/31/2017	14.026	15.469	4
	12/31/2018	15.469	14.379	4
1.90%
	12/31/2011	11.536	11.217	31
	12/31/2012	11.217	12.259	71
	12/31/2013	12.259	13.406	90
	12/31/2014	13.406	13.757	94
	12/31/2015	13.757	13.262	24
	12/31/2016	13.262	13.783	0
	12/31/2017	13.783	15.178	0
	12/31/2018	15.178	14.087	0
2.05%
	12/31/2011	11.439	11.106	0
	12/31/2012	11.106	12.119	0
	12/31/2013	12.119	13.233	0
	12/31/2014	13.233	13.559	0
	12/31/2015	13.559	13.051	0
	12/31/2016	13.051	13.544	0
	12/31/2017	13.544	14.893	0
	12/31/2018	14.893	13.801	0
AZL MVP Fusion Dynamic Conservative Fund
1.60%
	12/31/2011	11.084	10.979	144
	12/31/2012	10.979	12.021	162
	12/31/2013	12.021	12.772	127
	12/31/2014	12.772	13.174	119
	12/31/2015	13.174	12.864	2
	12/31/2016	12.864	13.333	0
	12/31/2017	13.333	14.344	0
	12/31/2018	14.344	13.586	0
1.75%
	12/31/2011	11.064	10.943	0
	12/31/2012	10.943	11.963	0
	12/31/2013	11.963	12.692	0
	12/31/2014	12.692	13.071	0
	12/31/2015	13.071	12.745	0
	12/31/2016	12.745	13.190	0
	12/31/2017	13.190	14.169	0
	12/31/2018	14.169	13.400	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 36

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	11.044	10.907	6
	12/31/2012	10.907	11.906	6
	12/31/2013	11.906	12.612	17
	12/31/2014	12.612	12.970	27
	12/31/2015	12.970	12.627	21
	12/31/2016	12.627	13.049	0
	12/31/2017	13.049	13.996	0
	12/31/2018	13.996	13.216	0
2.05%
	12/31/2011	11.025	10.871	0
	12/31/2012	10.871	11.849	0
	12/31/2013	11.849	12.533	0
	12/31/2014	12.533	12.869	0
	12/31/2015	12.869	12.510	0
	12/31/2016	12.510	12.909	0
	12/31/2017	12.909	13.825	0
	12/31/2018	13.825	13.035	0
AZL MVP Fusion Dynamic Moderate Fund
1.60%
	12/31/2011	11.428	10.928	294
	12/31/2012	10.928	12.101	310
	12/31/2013	12.101	13.716	404
	12/31/2014	13.716	14.070	386
	12/31/2015	14.070	13.554	89
	12/31/2016	13.554	13.969	0
	12/31/2017	13.969	15.670	0
	12/31/2018	15.670	14.423	0
1.75%
	12/31/2011	11.331	10.819	10
	12/31/2012	10.819	11.963	29
	12/31/2013	11.963	13.539	35
	12/31/2014	13.539	13.867	29
	12/31/2015	13.867	13.339	25
	12/31/2016	13.339	13.726	23
	12/31/2017	13.726	15.375	17
	12/31/2018	15.375	14.130	15
1.90%
	12/31/2011	11.235	10.711	42
	12/31/2012	10.711	11.826	58
	12/31/2013	11.826	13.363	108
	12/31/2014	13.363	13.667	114
	12/31/2015	13.667	13.127	76
	12/31/2016	13.127	13.488	0
	12/31/2017	13.488	15.085	0
	12/31/2018	15.085	13.843	0
2.05%
	12/31/2011	11.140	10.605	2
	12/31/2012	10.605	11.691	2
	12/31/2013	11.691	13.191	5
	12/31/2014	13.191	13.471	5
	12/31/2015	13.471	12.919	5
	12/31/2016	12.919	13.254	5
	12/31/2017	13.254	14.801	5
	12/31/2018	14.801	13.563	4

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 37

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Growth Index Strategy Fund
1.60%
	12/31/2012	N/A	10.926	292
	12/31/2013	10.926	12.994	291
	12/31/2014	12.994	13.616	290
	12/31/2015	13.616	13.292	266
	12/31/2016	13.292	13.970	0
	12/31/2017	13.970	15.944	0
	12/31/2018	15.944	14.678	0
1.75%
	12/31/2012	N/A	10.910	8
	12/31/2013	10.910	12.956	12
	12/31/2014	12.956	13.555	11
	12/31/2015	13.555	13.213	7
	12/31/2016	13.213	13.866	7
	12/31/2017	13.866	15.802	6
	12/31/2018	15.802	14.525	6
1.90%
	12/31/2012	N/A	10.894	318
	12/31/2013	10.894	12.918	338
	12/31/2014	12.918	13.495	330
	12/31/2015	13.495	13.135	311
	12/31/2016	13.135	13.763	0
	12/31/2017	13.763	15.661	0
	12/31/2018	15.661	14.374	0
2.05%
	12/31/2012	N/A	10.878	3
	12/31/2013	10.878	12.879	2
	12/31/2014	12.879	13.435	2
	12/31/2015	13.435	13.057	2
	12/31/2016	13.057	13.661	2
	12/31/2017	13.661	15.521	2
	12/31/2018	15.521	14.224	2
AZL MVP Moderate Index Strategy Fund
1.60%
	12/31/2012	N/A	10.720	38
	12/31/2013	10.720	13.069	64
	12/31/2014	13.069	13.945	63
	12/31/2015	13.945	13.282	64
	12/31/2016	13.282	13.782	0
	12/31/2017	13.782	15.356	0
	12/31/2018	15.356	14.317	0
1.75%
	12/31/2012	N/A	10.704	4
	12/31/2013	10.704	13.031	3
	12/31/2014	13.031	13.883	3
	12/31/2015	13.883	13.203	8
	12/31/2016	13.203	13.679	8
	12/31/2017	13.679	15.219	8
	12/31/2018	15.219	14.168	8

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 38

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.689	69
	12/31/2013	10.689	12.992	68
	12/31/2014	12.992	13.821	65
	12/31/2015	13.821	13.125	59
	12/31/2016	13.125	13.578	0
	12/31/2017	13.578	15.083	0
	12/31/2018	15.083	14.020	0
2.05%
	12/31/2012	N/A	10.673	12
	12/31/2013	10.673	12.954	11
	12/31/2014	12.954	13.759	10
	12/31/2015	13.759	13.047	10
	12/31/2016	13.047	13.477	9
	12/31/2017	13.477	14.949	9
	12/31/2018	14.949	13.874	9
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.60%
	12/31/2014	N/A	10.947	31
	12/31/2015	10.947	11.221	50
	12/31/2016	11.221	11.884	0
	12/31/2017	11.884	13.358	0
	12/31/2018	13.358	12.925	0
1.75%
	12/31/2014	N/A	10.931	0
	12/31/2015	10.931	11.188	6
	12/31/2016	11.188	11.831	6
	12/31/2017	11.831	13.279	6
	12/31/2018	13.279	12.829	5
1.90%
	12/31/2014	N/A	10.915	1
	12/31/2015	10.915	11.155	20
	12/31/2016	11.155	11.779	0
	12/31/2017	11.779	13.200	0
	12/31/2018	13.200	12.733	0
2.05%
	12/31/2014	N/A	10.899	0
	12/31/2015	10.899	11.122	0
	12/31/2016	11.122	11.726	0
	12/31/2017	11.726	13.122	0
	12/31/2018	13.122	12.639	0
AZL Russell 1000 Growth Index Fund
1.60%
	12/31/2014	N/A	17.611	0
	12/31/2015	17.611	18.174	0
	12/31/2016	18.174	19.035	0
	12/31/2017	19.035	24.145	0
	12/31/2018	24.145	23.251	0
1.75%
	12/31/2014	N/A	17.488	0
	12/31/2015	17.488	18.020	0
	12/31/2016	18.020	18.845	4
	12/31/2017	18.845	23.869	3
	12/31/2018	23.869	22.950	2

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 39

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2014	N/A	17.365	0
	12/31/2015	17.365	17.867	0
	12/31/2016	17.867	18.658	0
	12/31/2017	18.658	23.596	0
	12/31/2018	23.596	22.654	0
2.05%
	12/31/2014	N/A	17.244	0
	12/31/2015	17.244	17.715	0
	12/31/2016	17.715	18.472	2
	12/31/2017	18.472	23.326	2
	12/31/2018	23.326	22.361	2
AZL Russell 1000 Value Index Fund
1.60%
	12/31/2014	N/A	16.769	0
	12/31/2015	16.769	15.773	0
	12/31/2016	15.773	18.030	0
	12/31/2017	18.030	20.054	0
	12/31/2018	20.054	18.013	0
1.75%
	12/31/2014	N/A	16.652	0
	12/31/2015	16.652	15.639	0
	12/31/2016	15.639	17.850	2
	12/31/2017	17.850	19.825	2
	12/31/2018	19.825	17.780	2
1.90%
	12/31/2014	N/A	16.536	0
	12/31/2015	16.536	15.507	0
	12/31/2016	15.507	17.672	0
	12/31/2017	17.672	19.598	0
	12/31/2018	19.598	17.551	0
2.05%
	12/31/2014	N/A	16.420	0
	12/31/2015	16.420	15.375	0
	12/31/2016	15.375	17.496	1
	12/31/2017	17.496	19.374	1
	12/31/2018	19.374	17.324	1
AZL S&P 500 Index Fund
1.60%
	12/31/2011	8.427	8.423	29
	12/31/2012	8.423	9.566	55
	12/31/2013	9.566	12.394	62
	12/31/2014	12.394	13.798	50
	12/31/2015	13.798	13.708	18
	12/31/2016	13.708	15.035	0
	12/31/2017	15.035	17.957	0
	12/31/2018	17.957	16.815	0
1.75%
	12/31/2011	8.381	8.364	0
	12/31/2012	8.364	9.485	0
	12/31/2013	9.485	12.271	0
	12/31/2014	12.271	13.640	0
	12/31/2015	13.640	13.530	0
	12/31/2016	13.530	14.818	1
	12/31/2017	14.818	17.672	1
	12/31/2018	17.672	16.523	1

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 40

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	8.335	8.305	11
	12/31/2012	8.305	9.405	19
	12/31/2013	9.405	12.149	17
	12/31/2014	12.149	13.484	15
	12/31/2015	13.484	13.355	7
	12/31/2016	13.355	14.605	0
	12/31/2017	14.605	17.391	0
	12/31/2018	17.391	16.236	0
2.05%
	12/31/2011	8.289	8.247	0
	12/31/2012	8.247	9.325	0
	12/31/2013	9.325	12.028	0
	12/31/2014	12.028	13.329	0
	12/31/2015	13.329	13.183	0
	12/31/2016	13.183	14.394	0
	12/31/2017	14.394	17.115	0
	12/31/2018	17.115	15.954	0
AZL Small Cap Stock Index Fund
1.60%
	12/31/2011	9.607	9.482	7
	12/31/2012	9.482	10.807	21
	12/31/2013	10.807	14.955	19
	12/31/2014	14.955	15.488	17
	12/31/2015	15.488	14.862	4
	12/31/2016	14.862	18.386	0
	12/31/2017	18.386	20.401	0
	12/31/2018	20.401	18.283	0
1.75%
	12/31/2011	9.554	9.416	0
	12/31/2012	9.416	10.715	1
	12/31/2013	10.715	14.806	1
	12/31/2014	14.806	15.310	1
	12/31/2015	15.310	14.669	0
	12/31/2016	14.669	18.121	3
	12/31/2017	18.121	20.077	2
	12/31/2018	20.077	17.965	2
1.90%
	12/31/2011	9.501	9.350	3
	12/31/2012	9.350	10.624	7
	12/31/2013	10.624	14.658	5
	12/31/2014	14.658	15.135	4
	12/31/2015	15.135	14.480	1
	12/31/2016	14.480	17.860	0
	12/31/2017	17.860	19.758	0
	12/31/2018	19.758	17.653	0
2.05%
	12/31/2011	9.449	9.285	0
	12/31/2012	9.285	10.534	0
	12/31/2013	10.534	14.512	0
	12/31/2014	14.512	14.962	0
	12/31/2015	14.962	14.293	0
	12/31/2016	14.293	17.602	1
	12/31/2017	17.602	19.444	1
	12/31/2018	19.444	17.347	1

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 41

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL T. Rowe Price Capital Appreciation Fund
1.60%
	12/31/2011	11.061	10.429	8
	12/31/2012	10.429	11.527	30
	12/31/2013	11.527	14.740	26
	12/31/2014	14.740	16.214	22
	12/31/2015	16.214	16.765	14
	12/31/2016	16.765	17.793	0
	12/31/2017	17.793	20.145	0
	12/31/2018	20.145	19.898	0
1.75%
	12/31/2011	11.053	10.405	1
	12/31/2012	10.405	11.484	1
	12/31/2013	11.484	14.663	1
	12/31/2014	14.663	16.105	0
	12/31/2015	16.105	16.628	0
	12/31/2016	16.628	17.620	0
	12/31/2017	17.620	19.920	0
	12/31/2018	19.920	19.646	0
1.90%
	12/31/2011	10.910	10.256	15
	12/31/2012	10.256	11.302	15
	12/31/2013	11.302	14.410	13
	12/31/2014	14.410	15.803	11
	12/31/2015	15.803	16.291	1
	12/31/2016	16.291	17.237	0
	12/31/2017	17.237	19.458	0
	12/31/2018	19.458	19.161	0
2.05%
	12/31/2011	10.762	10.101	0
	12/31/2012	10.101	11.114	0
	12/31/2013	11.114	14.149	0
	12/31/2014	14.149	15.494	0
	12/31/2015	15.494	15.949	0
	12/31/2016	15.949	16.850	0
	12/31/2017	16.850	18.992	0
	12/31/2018	18.992	18.675	0
BlackRock Global Allocation V.I. Fund
1.60%
	12/31/2011	10.166	9.641	603
	12/31/2012	9.641	10.432	767
	12/31/2013	10.432	11.747	711
	12/31/2014	11.747	11.784	715
	12/31/2015	11.784	11.481	73
	12/31/2016	11.481	11.728	0
	12/31/2017	11.728	13.125	0
	12/31/2018	13.125	11.937	0
1.75%
	12/31/2011	10.125	9.588	10
	12/31/2012	9.588	10.360	17
	12/31/2013	10.360	11.647	17
	12/31/2014	11.647	11.666	17
	12/31/2015	11.666	11.349	16
	12/31/2016	11.349	11.577	15
	12/31/2017	11.577	12.936	15
	12/31/2018	12.936	11.747	14

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 42

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	10.085	9.535	198
	12/31/2012	9.535	10.287	288
	12/31/2013	10.287	11.549	228
	12/31/2014	11.549	11.550	224
	12/31/2015	11.550	11.219	16
	12/31/2016	11.219	11.427	0
	12/31/2017	11.427	12.750	0
	12/31/2018	12.750	11.560	0
2.05%
	12/31/2011	10.044	9.483	9
	12/31/2012	9.483	10.215	9
	12/31/2013	10.215	11.451	5
	12/31/2014	11.451	11.435	3
	12/31/2015	11.435	11.091	3
	12/31/2016	11.091	11.279	3
	12/31/2017	11.279	12.566	2
	12/31/2018	12.566	11.377	2
Davis VA Financial Portfolio
1.60%
	12/31/2011	12.365	11.201	0
	12/31/2012	11.201	13.097	0
	12/31/2013	13.097	16.919	0
	12/31/2014	16.919	18.789	0
	12/31/2015	18.789	18.862	0
	12/31/2016	18.862	21.208	0
	12/31/2017	21.208	25.343	0
	12/31/2018	25.343	22.277	0
1.75%
	12/31/2011	12.282	11.109	0
	12/31/2012	11.109	12.971	0
	12/31/2013	12.971	16.730	0
	12/31/2014	16.730	18.552	0
	12/31/2015	18.552	18.596	0
	12/31/2016	18.596	20.877	0
	12/31/2017	20.877	24.910	0
	12/31/2018	24.910	21.863	0
1.90%
	12/31/2011	12.092	10.921	0
	12/31/2012	10.921	12.732	0
	12/31/2013	12.732	16.397	0
	12/31/2014	16.397	18.156	0
	12/31/2015	18.156	18.171	0
	12/31/2016	18.171	20.370	0
	12/31/2017	20.370	24.269	0
	12/31/2018	24.269	21.268	0
2.05%
	12/31/2011	11.896	10.727	0
	12/31/2012	10.727	12.487	0
	12/31/2013	12.487	16.058	0
	12/31/2014	16.058	17.754	0
	12/31/2015	17.754	17.742	0
	12/31/2016	17.742	19.859	0
	12/31/2017	19.859	23.625	0
	12/31/2018	23.625	20.673	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 43

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
1.60%
	12/31/2011	10.660	10.657	8
	12/31/2012	10.657	11.549	38
	12/31/2013	11.549	13.032	6
	12/31/2014	13.032	13.460	5
	12/31/2015	13.460	13.244	3
	12/31/2016	13.244	13.565	0
	12/31/2017	13.565	15.252	0
	12/31/2018	15.252	14.202	0
1.75%
	12/31/2011	10.586	10.566	0
	12/31/2012	10.566	11.433	0
	12/31/2013	11.433	12.882	0
	12/31/2014	12.882	13.285	0
	12/31/2015	13.285	13.052	0
	12/31/2016	13.052	13.349	0
	12/31/2017	13.349	14.986	0
	12/31/2018	14.986	13.933	0
1.90%
	12/31/2011	10.512	10.476	1
	12/31/2012	10.476	11.318	1
	12/31/2013	11.318	12.733	1
	12/31/2014	12.733	13.112	1
	12/31/2015	13.112	12.863	0
	12/31/2016	12.863	13.136	0
	12/31/2017	13.136	14.725	0
	12/31/2018	14.725	13.670	0
2.05%
	12/31/2011	10.438	10.387	0
	12/31/2012	10.387	11.205	0
	12/31/2013	11.205	12.587	0
	12/31/2014	12.587	12.942	0
	12/31/2015	12.942	12.677	0
	12/31/2016	12.677	12.926	0
	12/31/2017	12.926	14.468	0
	12/31/2018	14.468	13.411	0
Fidelity VIP FundsManager 60% Portfolio
1.60%
	12/31/2011	9.693	9.606	24
	12/31/2012	9.606	10.537	29
	12/31/2013	10.537	12.277	46
	12/31/2014	12.277	12.718	44
	12/31/2015	12.718	12.550	2
	12/31/2016	12.550	12.924	0
	12/31/2017	12.924	14.852	0
	12/31/2018	14.852	13.663	0
1.75%
	12/31/2011	9.645	9.544	3
	12/31/2012	9.544	10.453	6
	12/31/2013	10.453	12.160	6
	12/31/2014	12.160	12.578	6
	12/31/2015	12.578	12.393	6
	12/31/2016	12.393	12.744	6
	12/31/2017	12.744	14.623	5
	12/31/2018	14.623	13.432	5

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 44

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	9.597	9.482	2
	12/31/2012	9.482	10.369	3
	12/31/2013	10.369	12.045	3
	12/31/2014	12.045	12.440	3
	12/31/2015	12.440	12.239	0
	12/31/2016	12.239	12.566	0
	12/31/2017	12.566	14.397	0
	12/31/2018	14.397	13.205	0
2.05%
	12/31/2011	9.549	9.420	2
	12/31/2012	9.420	10.286	2
	12/31/2013	10.286	11.930	2
	12/31/2014	11.930	12.303	0
	12/31/2015	12.303	12.086	0
	12/31/2016	12.086	12.391	0
	12/31/2017	12.391	14.175	0
	12/31/2018	14.175	12.982	0
Franklin Allocation VIP Fund
1.60%
	12/31/2011	8.108	7.856	3
	12/31/2012	7.856	8.916	3
	12/31/2013	8.916	10.860	2
	12/31/2014	10.860	10.992	2
	12/31/2015	10.992	10.146	0
	12/31/2016	10.146	11.301	0
	12/31/2017	11.301	12.454	0
	12/31/2018	12.454	11.073	0
1.75%
	12/31/2011	8.065	7.804	3
	12/31/2012	7.804	8.843	4
	12/31/2013	8.843	10.755	4
	12/31/2014	10.755	10.870	4
	12/31/2015	10.870	10.017	2
	12/31/2016	10.017	11.141	2
	12/31/2017	11.141	12.260	2
	12/31/2018	12.260	10.884	2
1.90%
	12/31/2011	8.023	7.751	2
	12/31/2012	7.751	8.770	2
	12/31/2013	8.770	10.651	1
	12/31/2014	10.651	10.748	1
	12/31/2015	10.748	9.890	0
	12/31/2016	9.890	10.983	0
	12/31/2017	10.983	12.068	0
	12/31/2018	12.068	10.697	0
2.05%
	12/31/2011	7.981	7.699	0
	12/31/2012	7.699	8.698	0
	12/31/2013	8.698	10.547	0
	12/31/2014	10.547	10.627	0
	12/31/2015	10.627	9.765	0
	12/31/2016	9.765	10.828	0
	12/31/2017	10.828	11.879	0
	12/31/2018	11.879	10.514	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 45

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
1.60%
	12/31/2011	47.605	47.968	21
	12/31/2012	47.968	53.175	51
	12/31/2013	53.175	59.626	49
	12/31/2014	59.626	61.388	46
	12/31/2015	61.388	56.152	24
	12/31/2016	56.152	63.010	0
	12/31/2017	63.010	68.011	0
	12/31/2018	68.011	64.045	0
1.75%
	12/31/2011	46.262	46.546	1
	12/31/2012	46.546	51.520	2
	12/31/2013	51.520	57.684	2
	12/31/2014	57.684	59.300	2
	12/31/2015	59.300	54.161	3
	12/31/2016	54.161	60.684	3
	12/31/2017	60.684	65.402	3
	12/31/2018	65.402	61.496	2
1.90%
	12/31/2011	44.811	45.018	14
	12/31/2012	45.018	49.754	23
	12/31/2013	49.754	55.623	33
	12/31/2014	55.623	57.096	31
	12/31/2015	57.096	52.069	8
	12/31/2016	52.069	58.253	0
	12/31/2017	58.253	62.689	0
	12/31/2018	62.689	58.855	0
2.05%
	12/31/2011	43.323	43.458	0
	12/31/2012	43.458	47.957	0
	12/31/2013	47.957	53.534	0
	12/31/2014	53.534	54.869	0
	12/31/2015	54.869	49.963	0
	12/31/2016	49.963	55.814	0
	12/31/2017	55.814	59.973	0
	12/31/2018	59.973	56.221	0
Franklin Mutual Shares VIP Fund
1.60%
	12/31/2011	19.709	19.195	12
	12/31/2012	19.195	21.580	15
	12/31/2013	21.580	27.239	13
	12/31/2014	27.239	28.715	11
	12/31/2015	28.715	26.865	2
	12/31/2016	26.865	30.684	0
	12/31/2017	30.684	32.719	0
	12/31/2018	32.719	29.277	0
1.75%
	12/31/2011	19.425	18.890	0
	12/31/2012	18.890	21.204	0
	12/31/2013	21.204	26.724	0
	12/31/2014	26.724	28.131	0
	12/31/2015	28.131	26.279	0
	12/31/2016	26.279	29.969	0
	12/31/2017	29.969	31.909	0
	12/31/2018	31.909	28.510	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 46

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	19.032	18.480	9
	12/31/2012	18.480	20.713	18
	12/31/2013	20.713	26.066	16
	12/31/2014	26.066	27.397	14
	12/31/2015	27.397	25.554	11
	12/31/2016	25.554	29.100	0
	12/31/2017	29.100	30.937	0
	12/31/2018	30.937	27.600	0
2.05%
	12/31/2011	18.615	18.048	0
	12/31/2012	18.048	20.199	0
	12/31/2013	20.199	25.381	0
	12/31/2014	25.381	26.637	0
	12/31/2015	26.637	24.808	0
	12/31/2016	24.808	28.208	0
	12/31/2017	28.208	29.944	0
	12/31/2018	29.944	26.673	0
Franklin U.S. Government Securities VIP Fund
1.60%
	12/31/2011	27.890	29.008	32
	12/31/2012	29.008	29.083	27
	12/31/2013	29.083	27.981	27
	12/31/2014	27.981	28.469	14
	12/31/2015	28.469	28.150	15
	12/31/2016	28.150	27.887	0
	12/31/2017	27.887	27.813	0
	12/31/2018	27.813	27.461	0
1.75%
	12/31/2011	27.098	28.142	0
	12/31/2012	28.142	28.173	1
	12/31/2013	28.173	27.064	1
	12/31/2014	27.064	27.495	1
	12/31/2015	27.495	27.146	1
	12/31/2016	27.146	26.852	1
	12/31/2017	26.852	26.741	1
	12/31/2018	26.741	26.363	1
1.90%
	12/31/2011	26.325	27.298	2
	12/31/2012	27.298	27.287	6
	12/31/2013	27.287	26.174	7
	12/31/2014	26.174	26.550	7
	12/31/2015	26.550	26.174	3
	12/31/2016	26.174	25.852	0
	12/31/2017	25.852	25.707	0
	12/31/2018	25.707	25.305	0
2.05%
	12/31/2011	25.462	26.364	0
	12/31/2012	26.364	26.313	0
	12/31/2013	26.313	25.202	0
	12/31/2014	25.202	25.526	0
	12/31/2015	25.526	25.127	0
	12/31/2016	25.127	24.781	0
	12/31/2017	24.781	24.604	0
	12/31/2018	24.604	24.183	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 47

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Insurance Trust Core Bond Portfolio
1.60%
	12/31/2014	N/A	13.277	0
	12/31/2015	13.277	13.179	9
	12/31/2016	13.179	13.208	0
	12/31/2017	13.208	13.428	0
	12/31/2018	13.428	13.184	0
1.75%
	12/31/2014	N/A	13.111	0
	12/31/2015	13.111	12.995	0
	12/31/2016	12.995	13.004	0
	12/31/2017	13.004	13.201	0
	12/31/2018	13.201	12.941	0
1.90%
	12/31/2014	N/A	12.947	0
	12/31/2015	12.947	12.813	0
	12/31/2016	12.813	12.803	0
	12/31/2017	12.803	12.978	0
	12/31/2018	12.978	12.703	0
2.05%
	12/31/2014	N/A	12.786	0
	12/31/2015	12.786	12.634	0
	12/31/2016	12.634	12.605	0
	12/31/2017	12.605	12.758	0
	12/31/2018	12.758	12.469	0
MFS VIT Total Return Bond Portfolio
1.60%
	12/31/2014	N/A	17.238	0
	12/31/2015	17.238	16.866	0
	12/31/2016	16.866	17.264	0
	12/31/2017	17.264	17.701	0
	12/31/2018	17.701	17.187	0
1.75%
	12/31/2014	N/A	16.862	0
	12/31/2015	16.862	16.474	0
	12/31/2016	16.474	16.837	0
	12/31/2017	16.837	17.238	0
	12/31/2018	17.238	16.712	0
1.90%
	12/31/2014	N/A	16.495	0
	12/31/2015	16.495	16.090	0
	12/31/2016	16.090	16.421	0
	12/31/2017	16.421	16.786	0
	12/31/2018	16.786	16.250	0
2.05%
	12/31/2014	N/A	16.135	0
	12/31/2015	16.135	15.716	0
	12/31/2016	15.716	16.014	0
	12/31/2017	16.014	16.347	0
	12/31/2018	16.347	15.801	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 48

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT All Asset Portfolio
1.60%
	12/31/2011	15.016	15.067	39
	12/31/2012	15.067	17.043	79
	12/31/2013	17.043	16.818	71
	12/31/2014	16.818	16.630	69
	12/31/2015	16.630	14.895	32
	12/31/2016	14.895	16.554	0
	12/31/2017	16.554	18.498	0
	12/31/2018	18.498	17.218	0
1.75%
	12/31/2011	14.855	14.883	4
	12/31/2012	14.883	16.809	19
	12/31/2013	16.809	16.563	21
	12/31/2014	16.563	16.352	20
	12/31/2015	16.352	14.625	10
	12/31/2016	14.625	16.229	8
	12/31/2017	16.229	18.108	8
	12/31/2018	18.108	16.830	8
1.90%
	12/31/2011	14.719	14.725	6
	12/31/2012	14.725	16.605	10
	12/31/2013	16.605	16.337	10
	12/31/2014	16.337	16.105	10
	12/31/2015	16.105	14.382	2
	12/31/2016	14.382	15.936	1
	12/31/2017	15.936	17.754	0
	12/31/2018	17.754	16.477	0
2.05%
	12/31/2011	13.760	13.745	2
	12/31/2012	13.745	15.477	6
	12/31/2013	15.477	15.204	5
	12/31/2014	15.204	14.966	4
	12/31/2015	14.966	13.345	5
	12/31/2016	13.345	14.765	4
	12/31/2017	14.765	16.425	4
	12/31/2018	16.425	15.220	4
PIMCO VIT Balanced Allocation Portfolio
1.60%
	12/31/2012	N/A	10.223	144
	12/31/2013	10.223	9.446	98
	12/31/2014	9.446	9.750	83
	12/31/2015	9.750	9.493	75
	12/31/2016	9.493	9.617	0
	12/31/2017	9.617	10.835	0
	12/31/2018	10.835	10.067	0
1.75%
	12/31/2012	N/A	10.213	0
	12/31/2013	10.213	9.422	0
	12/31/2014	9.422	9.710	0
	12/31/2015	9.710	9.441	0
	12/31/2016	9.441	9.550	0
	12/31/2017	9.550	10.743	0
	12/31/2018	10.743	9.966	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 49

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2012	N/A	10.202	2
	12/31/2013	10.202	9.398	3
	12/31/2014	9.398	9.671	3
	12/31/2015	9.671	9.389	3
	12/31/2016	9.389	9.483	0
	12/31/2017	9.483	10.652	0
	12/31/2018	10.652	9.867	0
2.05%
	12/31/2012	N/A	10.192	4
	12/31/2013	10.192	9.375	4
	12/31/2014	9.375	9.633	4
	12/31/2015	9.633	9.337	4
	12/31/2016	9.337	9.417	4
	12/31/2017	9.417	10.562	4
	12/31/2018	10.562	9.769	3
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.60%
	12/31/2011	12.035	10.950	34
	12/31/2012	10.950	11.356	28
	12/31/2013	11.356	9.533	26
	12/31/2014	9.533	7.653	23
	12/31/2015	7.653	5.595	1
	12/31/2016	5.595	6.341	0
	12/31/2017	6.341	6.375	0
	12/31/2018	6.375	5.387	0
1.75%
	12/31/2011	11.933	10.841	0
	12/31/2012	10.841	11.226	0
	12/31/2013	11.226	9.409	0
	12/31/2014	9.409	7.542	0
	12/31/2015	7.542	5.506	0
	12/31/2016	5.506	6.231	0
	12/31/2017	6.231	6.255	0
	12/31/2018	6.255	5.277	0
1.90%
	12/31/2011	11.832	10.733	10
	12/31/2012	10.733	11.097	12
	12/31/2013	11.097	9.288	12
	12/31/2014	9.288	7.434	12
	12/31/2015	7.434	5.419	0
	12/31/2016	5.419	6.123	0
	12/31/2017	6.123	6.137	0
	12/31/2018	6.137	5.170	0
2.05%
	12/31/2011	11.732	10.626	0
	12/31/2012	10.626	10.970	0
	12/31/2013	10.970	9.167	0
	12/31/2014	9.167	7.327	0
	12/31/2015	7.327	5.333	0
	12/31/2016	5.333	6.016	0
	12/31/2017	6.016	6.022	0
	12/31/2018	6.022	5.065	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 50

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Dynamic Bond Portfolio
1.60%
	12/31/2011	N/A	9.789	66
	12/31/2012	9.789	10.379	108
	12/31/2013	10.379	10.100	163
	12/31/2014	10.100	10.243	181
	12/31/2015	10.243	9.910	52
	12/31/2016	9.910	10.215	0
	12/31/2017	10.215	10.557	0
	12/31/2018	10.557	10.495	0
1.75%
	12/31/2011	N/A	9.779	6
	12/31/2012	9.779	10.353	7
	12/31/2013	10.353	10.060	3
	12/31/2014	10.060	10.186	4
	12/31/2015	10.186	9.841	4
	12/31/2016	9.841	10.128	4
	12/31/2017	10.128	10.452	4
	12/31/2018	10.452	10.375	4
1.90%
	12/31/2011	N/A	9.769	39
	12/31/2012	9.769	10.327	68
	12/31/2013	10.327	10.019	76
	12/31/2014	10.019	10.130	77
	12/31/2015	10.130	9.772	20
	12/31/2016	9.772	10.042	1
	12/31/2017	10.042	10.347	0
	12/31/2018	10.347	10.256	0
2.05%
	12/31/2011	N/A	9.759	5
	12/31/2012	9.759	10.301	10
	12/31/2013	10.301	9.979	9
	12/31/2014	9.979	10.074	8
	12/31/2015	10.074	9.704	8
	12/31/2016	9.704	9.957	7
	12/31/2017	9.957	10.244	7
	12/31/2018	10.244	10.139	7
PIMCO VIT Emerging Markets Bond Portfolio
1.60%
	12/31/2011	14.572	15.249	0
	12/31/2012	15.249	17.692	0
	12/31/2013	17.692	16.198	0
	12/31/2014	16.198	16.184	0
	12/31/2015	16.184	15.569	0
	12/31/2016	15.569	17.367	0
	12/31/2017	17.367	18.783	0
	12/31/2018	18.783	17.608	0
1.75%
	12/31/2011	14.448	15.097	0
	12/31/2012	15.097	17.490	0
	12/31/2013	17.490	15.989	0
	12/31/2014	15.989	15.951	0
	12/31/2015	15.951	15.322	0
	12/31/2016	15.322	17.065	0
	12/31/2017	17.065	18.429	0
	12/31/2018	18.429	17.250	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 51

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	14.326	14.947	0
	12/31/2012	14.947	17.289	0
	12/31/2013	17.289	15.782	0
	12/31/2014	15.782	15.721	0
	12/31/2015	15.721	15.078	0
	12/31/2016	15.078	16.769	0
	12/31/2017	16.769	18.082	0
	12/31/2018	18.082	16.900	0
2.05%
	12/31/2011	14.204	14.798	0
	12/31/2012	14.798	17.091	0
	12/31/2013	17.091	15.578	0
	12/31/2014	15.578	15.494	0
	12/31/2015	15.494	14.839	0
	12/31/2016	14.839	16.478	0
	12/31/2017	16.478	17.741	0
	12/31/2018	17.741	16.557	0
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.60%
	12/31/2011	12.806	13.558	0
	12/31/2012	13.558	14.269	0
	12/31/2013	14.269	12.852	0
	12/31/2014	12.852	12.934	0
	12/31/2015	12.934	12.216	0
	12/31/2016	12.216	12.508	0
	12/31/2017	12.508	13.372	0
	12/31/2018	13.372	12.607	0
1.75%
	12/31/2011	12.698	13.423	0
	12/31/2012	13.423	14.105	0
	12/31/2013	14.105	12.685	0
	12/31/2014	12.685	12.748	0
	12/31/2015	12.748	12.021	0
	12/31/2016	12.021	12.290	0
	12/31/2017	12.290	13.120	0
	12/31/2018	13.120	12.350	0
1.90%
	12/31/2011	12.590	13.289	0
	12/31/2012	13.289	13.944	0
	12/31/2013	13.944	12.521	0
	12/31/2014	12.521	12.564	0
	12/31/2015	12.564	11.830	0
	12/31/2016	11.830	12.077	0
	12/31/2017	12.077	12.873	0
	12/31/2018	12.873	12.100	0
2.05%
	12/31/2011	12.483	13.157	0
	12/31/2012	13.157	13.784	0
	12/31/2013	13.784	12.359	0
	12/31/2014	12.359	12.383	0
	12/31/2015	12.383	11.642	0
	12/31/2016	11.642	11.867	0
	12/31/2017	11.867	12.631	0
	12/31/2018	12.631	11.854	0

The Allianz ConnectionsSM Statement of Additional Information ♦ SAI ♦ April 29, 2019
Appendix C
 52

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.60%
	12/31/2011	N/A	9.801	43
	12/31/2012	9.801	10.241	47
	12/31/2013	10.241	9.762	59
	12/31/2014	9.762	9.463	64
	12/31/2015	9.463	8.844	19
	12/31/2016	8.844	9.295	0
	12/31/2017	9.295	9.540	0
	12/31/2018	9.540	9.486	0
1.75%
	12/31/2011	N/A	9.791	0
	12/31/2012	9.791	10.216	4
	12/31/2013	10.216	9.723	4
	12/31/2014	9.723	9.411	4
	12/31/2015	9.411	8.783	4
	12/31/2016	8.783	9.216	4
	12/31/2017	9.216	9.445	4
	12/31/2018	9.445	9.378	4
1.90%
	12/31/2011	N/A	9.781	6
	12/31/2012	9.781	10.190	8
	12/31/2013	10.190	9.684	9
	12/31/2014	9.684	9.360	10
	12/31/2015	9.360	8.721	1
	12/31/2016	8.721	9.138	1
	12/31/2017	9.138	9.351	0
	12/31/2018	9.351	9.270	0
2.05%
	12/31/2011	N/A	9.771	1
	12/31/2012	9.771	10.164	1
	12/31/2013	10.164	9.645	0
	12/31/2014	9.645	9.308	0
	12/31/2015	9.308	8.660	0
	12/31/2016	8.660	9.061	0
	12/31/2017	9.061	9.258	0
	12/31/2018	9.258	9.164	0
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.60%
	12/31/2011	10.966	10.605	91
	12/31/2012	10.605	11.362	128
	12/31/2013	11.362	10.302	74
	12/31/2014	10.302	10.615	73
	12/31/2015	10.615	10.432	16
	12/31/2016	10.432	10.681	0
	12/31/2017	10.681	11.992	0
	12/31/2018	11.992	11.157	0
1.75%
	12/31/2011	10.947	10.571	1
	12/31/2012	10.571	11.308	2
	12/31/2013	11.308	10.237	2
	12/31/2014	10.237	10.533	3
	12/31/2015	10.533	10.335	2
	12/31/2016	10.335	10.566	2
	12/31/2017	10.566	11.845	2
	12/31/2018	11.845	11.004	2

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 53

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	10.927	10.536	11
	12/31/2012	10.536	11.254	13
	12/31/2013	11.254	10.173	15
	12/31/2014	10.173	10.451	14
	12/31/2015	10.451	10.239	2
	12/31/2016	10.239	10.453	0
	12/31/2017	10.453	11.701	0
	12/31/2018	11.701	10.853	0
2.05%
	12/31/2011	10.908	10.501	3
	12/31/2012	10.501	11.200	3
	12/31/2013	11.200	10.109	2
	12/31/2014	10.109	10.370	1
	12/31/2015	10.370	10.145	1
	12/31/2016	10.145	10.341	1
	12/31/2017	10.341	11.558	1
	12/31/2018	11.558	10.704	1
PIMCO VIT High Yield Portfolio
1.60%
	12/31/2011	16.504	16.789	71
	12/31/2012	16.789	18.888	141
	12/31/2013	18.888	19.656	159
	12/31/2014	19.656	19.992	169
	12/31/2015	19.992	19.351	81
	12/31/2016	19.351	21.421	0
	12/31/2017	21.421	22.479	0
	12/31/2018	22.479	21.533	0
1.75%
	12/31/2011	15.622	15.868	10
	12/31/2012	15.868	17.825	18
	12/31/2013	17.825	18.522	23
	12/31/2014	18.522	18.811	24
	12/31/2015	18.811	18.180	25
	12/31/2016	18.180	20.095	27
	12/31/2017	20.095	21.056	28
	12/31/2018	21.056	20.139	26
1.90%
	12/31/2011	15.380	15.599	27
	12/31/2012	15.599	17.497	56
	12/31/2013	17.497	18.154	64
	12/31/2014	18.154	18.409	71
	12/31/2015	18.409	17.765	41
	12/31/2016	17.765	19.607	0
	12/31/2017	19.607	20.513	0
	12/31/2018	20.513	19.591	0
2.05%
	12/31/2011	15.699	15.899	7
	12/31/2012	15.899	17.806	8
	12/31/2013	17.806	18.447	10
	12/31/2014	18.447	18.678	11
	12/31/2015	18.678	17.998	12
	12/31/2016	17.998	19.834	13
	12/31/2017	19.834	20.720	13
	12/31/2018	20.720	19.759	12

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 54

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Long-Term U.S. Government Portfolio
1.60%
	12/31/2017	N/A	27.252	0
	12/31/2018	27.252	26.181	0
1.75%
	12/31/2017	N/A	26.499	0
	12/31/2018	26.499	25.419	0
1.90%
	12/31/2017	N/A	25.767	0
	12/31/2018	25.767	24.679	0
2.05%
	12/31/2017	N/A	25.055	0
	12/31/2018	25.055	23.961	0
PIMCO VIT Real Return Portfolio
1.60%
	12/31/2011	13.844	15.216	51
	12/31/2012	15.216	16.285	102
	12/31/2013	16.285	14.549	108
	12/31/2014	14.549	14.762	106
	12/31/2015	14.762	14.135	60
	12/31/2016	14.135	14.634	0
	12/31/2017	14.634	14.929	0
	12/31/2018	14.929	14.367	0
1.75%
	12/31/2011	13.674	15.007	1
	12/31/2012	15.007	16.037	11
	12/31/2013	16.037	14.307	10
	12/31/2014	14.307	14.494	10
	12/31/2015	14.494	13.857	10
	12/31/2016	13.857	14.325	10
	12/31/2017	14.325	14.592	5
	12/31/2018	14.592	14.021	5
1.90%
	12/31/2011	13.529	14.825	44
	12/31/2012	14.825	15.819	77
	12/31/2013	15.819	14.090	53
	12/31/2014	14.090	14.254	46
	12/31/2015	14.254	13.607	20
	12/31/2016	13.607	14.045	1
	12/31/2017	14.045	14.286	0
	12/31/2018	14.286	13.706	0
2.05%
	12/31/2011	13.374	14.633	1
	12/31/2012	14.633	15.591	1
	12/31/2013	15.591	13.867	1
	12/31/2014	13.867	14.006	0
	12/31/2015	14.006	13.351	0
	12/31/2016	13.351	13.760	0
	12/31/2017	13.760	13.974	0
	12/31/2018	13.974	13.388	0

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Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
1.60%
	12/31/2011	10.323	9.680	1
	12/31/2012	9.680	10.457	1
	12/31/2013	10.457	12.266	1
	12/31/2014	12.266	12.181	1
	12/31/2015	12.181	10.906	0
	12/31/2016	10.906	11.565	0
	12/31/2017	11.565	13.998	0
	12/31/2018	13.998	12.295	0
1.75%
	12/31/2011	10.313	9.656	0
	12/31/2012	9.656	10.415	0
	12/31/2013	10.415	12.199	0
	12/31/2014	12.199	12.095	0
	12/31/2015	12.095	10.814	0
	12/31/2016	10.814	11.450	0
	12/31/2017	11.450	13.838	0
	12/31/2018	13.838	12.136	0
1.90%
	12/31/2011	10.302	9.632	1
	12/31/2012	9.632	10.373	1
	12/31/2013	10.373	12.132	0
	12/31/2014	12.132	12.011	0
	12/31/2015	12.011	10.722	0
	12/31/2016	10.722	11.336	0
	12/31/2017	11.336	13.680	0
	12/31/2018	13.680	11.979	0
2.05%
	12/31/2011	10.292	9.608	0
	12/31/2012	9.608	10.332	0
	12/31/2013	10.332	12.065	0
	12/31/2014	12.065	11.927	0
	12/31/2015	11.927	10.631	0
	12/31/2016	10.631	11.223	0
	12/31/2017	11.223	13.523	0
	12/31/2018	13.523	11.824	0
PIMCO VIT Total Return Portfolio
1.60%
	12/31/2011	18.076	18.432	87
	12/31/2012	18.432	19.880	195
	12/31/2013	19.880	19.181	220
	12/31/2014	19.181	19.685	193
	12/31/2015	19.685	19.460	83
	12/31/2016	19.460	19.664	0
	12/31/2017	19.664	20.305	0
	12/31/2018	20.305	19.875	0
1.75%
	12/31/2011	17.392	17.709	1
	12/31/2012	17.709	19.071	5
	12/31/2013	19.071	18.372	6
	12/31/2014	18.372	18.827	6
	12/31/2015	18.827	18.583	7
	12/31/2016	18.583	18.751	8
	12/31/2017	18.751	19.333	8
	12/31/2018	19.333	18.895	8

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 56

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.90%
	12/31/2011	17.123	17.409	17
	12/31/2012	17.409	18.719	57
	12/31/2013	18.719	18.007	54
	12/31/2014	18.007	18.424	48
	12/31/2015	18.424	18.159	30
	12/31/2016	18.159	18.295	0
	12/31/2017	18.295	18.835	0
	12/31/2018	18.835	18.381	0
2.05%
	12/31/2011	17.299	17.561	1
	12/31/2012	17.561	18.854	3
	12/31/2013	18.854	18.110	2
	12/31/2014	18.110	18.502	2
	12/31/2015	18.502	18.208	2
	12/31/2016	18.208	18.317	2
	12/31/2017	18.317	18.829	2
	12/31/2018	18.829	18.347	2
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.60%
	12/31/2015	N/A	9.188	2
	12/31/2016	9.188	9.337	0
	12/31/2017	9.337	10.559	0
	12/31/2018	10.559	9.738	0
1.75%
	12/31/2015	N/A	9.179	0
	12/31/2016	9.179	9.314	0
	12/31/2017	9.314	10.516	0
	12/31/2018	10.516	9.684	0
1.90%
	12/31/2015	N/A	9.169	0
	12/31/2016	9.169	9.290	0
	12/31/2017	9.290	10.474	0
	12/31/2018	10.474	9.631	0
2.05%
	12/31/2015	N/A	9.160	0
	12/31/2016	9.160	9.267	0
	12/31/2017	9.267	10.432	0
	12/31/2018	10.432	9.578	0
Templeton Global Bond VIP Fund
1.60%
	12/31/2011	42.918	41.871	44
	12/31/2012	41.871	47.410	73
	12/31/2013	47.410	47.418	83
	12/31/2014	47.418	47.520	85
	12/31/2015	47.520	44.753	30
	12/31/2016	44.753	45.337	0
	12/31/2017	45.337	45.478	0
	12/31/2018	45.478	45.620	0

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 57

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2011	41.570	40.495	1
	12/31/2012	40.495	45.784	4
	12/31/2013	45.784	45.722	5
	12/31/2014	45.722	45.753	5
	12/31/2015	45.753	43.024	5
	12/31/2016	43.024	43.520	6
	12/31/2017	43.520	43.590	6
	12/31/2018	43.590	43.660	5
1.90%
	12/31/2011	40.265	39.165	11
	12/31/2012	39.165	44.213	21
	12/31/2013	44.213	44.088	34
	12/31/2014	44.088	44.051	34
	12/31/2015	44.051	41.361	10
	12/31/2016	41.361	41.775	0
	12/31/2017	41.775	41.781	0
	12/31/2018	41.781	41.784	0
2.05%
	12/31/2011	38.828	37.711	1
	12/31/2012	37.711	42.508	3
	12/31/2013	42.508	42.323	3
	12/31/2014	42.323	42.225	3
	12/31/2015	42.225	39.587	3
	12/31/2016	39.587	39.924	3
	12/31/2017	39.924	39.869	3
	12/31/2018	39.869	39.812	3
Templeton Growth VIP Fund
1.60%
	12/31/2011	22.302	20.418	20
	12/31/2012	20.418	24.325	23
	12/31/2013	24.325	31.317	19
	12/31/2014	31.317	29.952	18
	12/31/2015	29.952	27.565	3
	12/31/2016	27.565	29.737	0
	12/31/2017	29.737	34.680	0
	12/31/2018	34.680	29.059	0
1.75%
	12/31/2011	21.687	19.825	0
	12/31/2012	19.825	23.583	1
	12/31/2013	23.583	30.316	1
	12/31/2014	30.316	28.951	1
	12/31/2015	28.951	26.604	1
	12/31/2016	26.604	28.657	0
	12/31/2017	28.657	33.371	0
	12/31/2018	33.371	27.920	0
1.90%
	12/31/2011	21.164	19.318	8
	12/31/2012	19.318	22.945	8
	12/31/2013	22.945	29.452	6
	12/31/2014	29.452	28.084	6
	12/31/2015	28.084	25.768	1
	12/31/2016	25.768	27.715	0
	12/31/2017	27.715	32.226	0
	12/31/2018	32.226	26.921	0

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Appendix C
 58

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2011	20.619	18.793	3
	12/31/2012	18.793	22.288	3
	12/31/2013	22.288	28.565	2
	12/31/2014	28.565	27.197	2
	12/31/2015	27.197	24.917	2
	12/31/2016	24.917	26.760	2
	12/31/2017	26.760	31.069	2
	12/31/2018	31.069	25.916	2

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Appendix C
 59

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 24, 2019.

1.	Report of Independent Auditors
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2018 and 2017
3.	Statutory Statements of Operations – Years ended December 31, 2018, 2017, and 2016
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2018, 2017, and 2016
5.	Statutory Statements of Cash Flows – Years ended December 31, 2018, 2017, and 2016
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2018 and 2017
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 24, 2019.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2018
3.	Statements of Operations – For the year or periods ended December 31, 2018
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2018 and 2017
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2018
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the initial Registration Statement to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Schedule Pages-S40770-01 to S40816 combined incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

c.
Schedule Page-S40842 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-169265 and 811-05618), electronically filed on December 21, 2011.

d.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

e.
Schedule Page- Investment Options-S40843 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-169265 and 811-05618), electronically filed on December 21, 2011.

f.
Asset Allocation Rider-S40741 incorporated by reference as exhibit EX-99.B4d. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

g.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

h.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

i.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

j.
Investment Protector (08.09) Rider-S40801 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

k.
Income Focus (01.12) Rider -S40840 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-169265 and 811-05618), electronically filed on December 21, 2011.

l.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

m.
Quarterly Value Death Benefit Rider-S40743 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

n.
Quarterly Value Death Benefit Rider-S40743-02, S40815, S40816 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

o.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

p.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
IRA Endorsement-S40014 incorporated by reference as exhibit EX.99-B4.g. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

r.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

s.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

t.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F70035 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 16 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on April 23, 2010.

b.
Application for Ind. Var. Annuity Contract- F70037 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 4 to Registrant’s Form N-4 (File Nos. 333-169265 and 811-05618), electronically filed on December 21, 2011.

6.	(i).
The Restated Article of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08. incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-29-2010 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant’s Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	i.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

j.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	k.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008. incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	l.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

m.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant’s Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08. incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	p.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

q.
Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.v. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

	r.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.s. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

t.
Service Agreement between Allianz Life Insurance Company of North America, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.w. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

u.
Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ag. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	v.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ah. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	w.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Fund Distributors, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

x.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

z.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	aa.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ab.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-169265 and 811-05618), electronically filed on October 18, 2011.

	ac.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ad.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	ae.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ag.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	ah.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ai.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	aj.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

al.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

am.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant’s Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	an.	-
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firms
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Clark, Frank, Walker, incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 24, 2019.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Brent M. Hipsher	Vice President, Controller
Jenny L. Guldseth	Senior Vice President, Chief Human Resources Officer
Jasmine M. Jirele	Senior Vice President, Chief Growth Officer
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 24, 2019.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 29, 2019 there were 5,615 qualified and 3,121 non-qualified Allianz Connections Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Michael J Brandriet	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary

For the period 1-1-2018 to 12-31-2018
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$221,519,279.49	$0	$0	$0
The $221,519,279.49 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2019.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2019.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Ronald M. Clark(1)	Director
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Kevin E. Walker(1)	Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 24, 2019.

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 29
TO FORM N-4
(FILE NOS. 333-169265 AND 811-05618)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firms